UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Value Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2009

Value Opportunities Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Common stocks 96.73%		$11,698,580
(Cost $11,179,783)

Aerospace & Defense 0.51%		62,206
Alliant Techsystems, Inc. (I)	700	60,403
DigitalGlobe, Inc. (I)	100	1,803

Airlines 0.17%		20,796
Republic Airways Holdings, Inc. (I)	1,100	6,446
Skywest, Inc.	1,400	14,350

Apparel Retail 3.69%		445,975
Aeropostale, Inc. (I)	1,100	38,082
Buckle, Inc.	1,300	46,514
Cato Corp. (Class A)	1,300	25,012
Collective Brands, Inc. (I)	2,400	35,424
Dress Barn, Inc. (I)	1,000	15,830
Finish Line, Inc.	1,500	10,365
Foot Locker, Inc.	4,300	47,773
Hot Topic, Inc. (I)	2,000	14,420
JOS. A. Bank Clothiers, Inc. (I)	800	30,280
Men's Wearhouse, Inc.	1,500	25,635
Ross Stores, Inc.	4,000	156,640

Apparel, Accessories & Luxury Goods 0.73%		87,717
Carter's, Inc. (I)	2,100	49,665
Columbia Sportswear Co.	1,200	38,052

Application Software 1.33%		161,428
Compuware Corp. (I)	6,500	49,595
Fair Isaac Corp.	1,400	24,612
Henry, Jack & Associates, Inc.	1,500	27,555
Manhattan Associates, Inc. (I)	400	7,036
Quest Software, Inc. (I)	1,800	23,256
Smith Micro Software, Inc. (I)	700	6,832
Tibco Software, Inc. (I)	3,400	22,542

Auto Parts & Equipment 0.08%		9,940
Dorman Products, Inc. (I)	700	9,940

Automotive Retail 2.57%		310,612
Advance Auto Parts, Inc.	3,500	149,065
America's Car-Mart, Inc. (I)	500	8,175
Asbury Automotive Group, Inc.	500	4,750
AutoNation, Inc. (I)	7,000	111,160
Group 1 Automotive, Inc.	800	17,128
Monro Muffler, Inc.	761	20,334

Biotechnology 0.10%		12,034
Emergent Biosolutions, Inc. (I)	1,100	12,034

Building Products 0.34%		40,663
Aaon, Inc.	400	8,320
American Woodmark Corp.	300	5,763
Griffon Corp. (I)	1,800	17,442
Universal Forest Products, Inc.	300	9,138

Value Opportunities Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value
Commercial Printing 0.29%		35,291
Courier Corp.	300	4,695
Deluxe Corp.	1,400	19,796
Ennis, Inc.	1,000	10,800

Commodity Chemicals 0.07%		8,592
Hawkins, Inc.	400	8,592

Communications Equipment 0.38%		46,408
Airvana, Inc. (I)	1,200	7,056
Avocent Corp. (I)	1,400	19,600
Black Box Corp.	600	19,752

Computer & Electronics Retail 0.67%		81,073
Conn's, Inc. (I)	700	6,979
RadioShack Corp.	4,600	61,824
Systemax, Inc. (I)	1,000	12,270

Computer Hardware 0.25%		29,664
Diebold, Inc.	1,200	29,664

Computer Storage & Peripherals 0.62%		74,975
Lexmark International, Inc. (I)	2,500	40,850
QLogic Corp. (I)	2,500	34,125

Construction & Engineering 0.69%		83,724
EMCOR Group, Inc. (I)	1,400	31,458
Granite Construction, Inc.	1,200	43,860
Michael Baker Corp. (I)	200	8,406

Construction & Farm Machinery & Heavy Trucks 0.24%		28,836
Force Protection, Inc. (I)	1,200	10,356
Toro Cotoro Co	600	18,480

Consumer Finance 0.83%		100,665
AmeriCredit Corp. (I)	2,800	35,588
First Cash Financial Services, Inc. (I)	800	12,088
Nelnet, Inc., (Class A) (I)	2,400	20,304
Student Loan Corp.	510	22,670
World Acceptance Corp. (I) (L)	500	10,015

Data Processing & Outsourced Services 1.60%		194,012
Affiliated Computer Services, Inc. (Class A) (I)	3,100	139,314
Convergys Corp. (I)	2,800	25,900
CSG Systems International, Inc. (I)	1,400	19,278
InfoGROUP, Inc. (I)	1,700	9,520

Distillers & Vintners 0.32%		39,304
Constellation Brands, Inc., Class A (I)	3,400	39,304

Distributors 0.09%		10,444
Core-Mark Holding Co., Inc. (I)	400	10,444

Diversified Financial Services 1.12%		135,322
1st Source Corp.	600	10,740
Arrow Financial Corp.	400	10,040
First Citizens Bancshares, Inc.	160	21,198
First Financial Corp.	200	6,730

Value Opportunities Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Diversified Financial Services (continued)
First of Long Island Corp.	300	7,500
Great Southern Bancorp, Inc.	400	8,764
Hicks Acquisition Co I, Inc. (I)	1,000	9,510
National Bankshares, Inc.	300	7,194
PacWest Bancorp	500	7,065
Santander BanCorp (I)	1,500	11,040
Suffolk Bancorp.	400	10,440
Umpqua Holdings Corp.	1,600	13,600
Wesbanco, Inc.	700	11,501

Diversified Support Services 1.07%		129,968
Cintas Corp.	5,300	123,437
Comfort Systems USA, Inc.	700	6,531

Education Services 1.87%		226,753
Career Education Corp. (I)	3,700	74,296
Corinthian Colleges, Inc. (I)	2,000	30,760
ITT Educational Services, Inc. (I)	1,200	110,148
Lincoln Educational Services Corp. (I)	400	7,376
Universal Technical Institute, Inc. (I)	300	4,173

Electrical Components & Equipment 0.58%		70,164
A.O. Smith Corp.	900	26,991
Hubbell, Inc.	1,300	43,173

Environmental & Facilities Services 0.13%		16,180
ABM Industries, Inc.	1,000	16,180

Fertilizers & Agricultural Chemicals 0.60%		72,030
Scotts Miracle-Gro Co. (Class A)	2,100	72,030

Food Distributors 0.15%		17,586
Nash Finch Co.	600	17,586

Food Retail 1.80%		217,280
Arden Group, Inc. (Class A)	100	12,800
Casey's General Stores, Inc.	1,500	37,845
Ingles Markets, Inc.	700	10,458
Pantry, Inc. (I)	1,100	21,912
SUPERVALU, Inc.	4,400	73,040
Susser Holdings Corp. (I)	400	5,432
Village Super Market, Inc.	600	17,370
Weis Markets, Inc.	1,100	38,423

Footwear 0.67%		81,620
Steven Madden, Ltd. (I)	700	19,054
Timberland Company (Class A) (I)	2,000	28,760
Weyco Group, Inc.	500	12,015
Wolverine World Wide, Inc.	1,100	21,791

Gas Utilities 2.08%		251,241
Atmos Energy Corp.	1,700	40,800
Laclede Group, Inc.	500	15,540
New Jersey Resources Corp.	1,500	49,905
Nicor, Inc.	900	28,305
South Jersey Industries Inc.	400	13,352
UGI Corp.	3,300	79,563

Value Opportunities Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Gas Utilities (continued)
WGL Holdings, Inc.	800	23,776

General Merchandise Stores 3.22%		389,215
Big Lots, Inc. (I)	1,500	34,515
Dollar Tree, Inc. (I)	3,600	161,172
Family Dollar Stores, Inc.	5,800	175,566
Fred's, Inc. (Class A)	1,400	17,962

Health Care Distributors 0.70%		84,730
Owens & Minor, Inc.	1,500	52,590
PSS World Medical, Inc. (I)	2,000	32,140

Health Care Equipment 2.15%		260,095
Cantel Medical Corp. (I)	600	8,166
Conmed Corp. (I)	800	12,600
Edwards Lifesciences Corp. (I)	1,700	108,528
Greatbatch, Inc. (I)	400	8,264
Invacare Corp.	1,200	20,376
STERIS Corp.	2,200	51,986
Teleflex, Inc.	1,000	44,850
Young Innovations, Inc.	300	5,325

Health Care Facilities 0.44%		52,635
Hanger Orthopedic Group, Inc. (I)	800	11,760
LifePoint Hospitals, Inc. (I)	1,500	40,875

Health Care Services 2.06%		248,934
Chemed Corp.	900	34,443
Gentiva Health Services, Inc. (I)	600	9,558
Lincare Holdings, Inc. (I)	2,900	63,162
Odyssey HealthCare, Inc. (I)	1,500	14,730
Omnicare, Inc.	4,700	127,041

Health Care Supplies 0.12%		14,464
ICU Medical, Inc. (I)	400	14,464

Health Care Technology 0.14%		17,100
Computer Programs & Systems, Inc.	500	17,100

Home Furnishings 0.40%		48,841
Leggett & Platt, Inc.	2,200	32,296
Tempur-Pedic International, Inc.	1,500	16,545

Homebuilding 0.53%		64,337
NVR, Inc. (I)	130	64,337

Homefurnishing Retail 1.08%		130,596
Aaron Rents, Inc.	2,100	68,397
Haverty Furniture Cos., Inc.	900	9,468
Rent-A-Center, Inc. (I)	2,700	52,731

Household Appliances 0.70%		84,917
Helen of Troy, Ltd. (I)	700	13,517
Stanley Works	2,000	71,400

Household Products 0.76%		91,554
Central Garden & Pet Co. (I)	3,400	33,490

Value Opportunities Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Household Products (continued)
Church & Dwight Co., Inc.	1,000	50,270
WD-40 Co.	300	7,794

Housewares & Specialties 0.47%		56,720
Blyth, Inc.	200	6,642
Jarden Corp. (I)	1,900	33,782
National Presto Industries, Inc.	200	16,296

Human Resource & Employment Services 2.13%		257,414
Administaff, Inc.	800	17,200
Kelly Services, Inc. (Class A)	800	8,528
Kforce, Inc. (I)	1,600	14,896
Manpower, Inc.	1,700	72,267
Robert Half International, Inc.	4,300	91,977
TrueBlue, Inc. (I)	1,400	11,942
Volt Information Sciences, Inc. (I)	400	2,664
Watson Wyatt Worldwide, Inc.	1,000	37,940

Hypermarkets & Super Centers 0.47%		56,384
BJ's Wholesale Club, Inc. (I)	1,600	56,384

Industrial Conglomerates 0.39%		47,455
Carlisle Cos., Inc.	1,100	25,157
Standex International Corp.	400	4,072
Tredegar Corp.	1,300	18,226

Industrial Machinery 0.28%		34,462
Briggs & Stratton Corp.	1,400	21,280
Mueller Industries, Inc.	600	13,182

Insurance Brokers 0.70%		85,023
Arthur J. Gallagher & Co.	1,700	35,615
Brown & Brown, Inc.	2,100	40,488
Crawford & Co. (Class B) (I)	2,000	8,920

Integrated Telecommunication Services 2.17%		262,466
CenturyTel, Inc. (L)	4,100	126,485
Consolidated Communications Holdings, Inc.	600	6,180
Frontier Communications Corp.	5,700	41,496
Windstream Corp.	10,500	88,305

Internet Retail 0.21%		25,120
NutriSystem, Inc. (L)	1,300	17,810
PetMed Express, Inc. (I)	500	7,310

Internet Software & Services 1.05%		127,038
Earthlink, Inc. (I)	4,200	32,928
IAC/InterActiveCorp (I)	3,000	48,480
j2 Global Communications, Inc. (I)	1,300	28,990
United Online, Inc.	2,600	16,640

Investment Banking & Brokerage 0.21%		25,815
Knight Capital Group, Inc. (I)	1,500	25,815

IT Consulting & Other Services 2.25%		271,848
Acxiom Corp.	2,400	25,656
CACI International, Inc. (Class A) (I)	1,200	46,044

Value Opportunities Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

IT Consulting & Other Services (continued)
Ciber, Inc. (I)	2,400	7,704
MAXIMUS, Inc.	400	15,960
Perot Systems Corp. (Class A) (I)	3,200	43,712
SAIC, Inc. (I)	7,600	132,772

Leisure Facilities 0.10%		12,240
Speedway Motorsports, Inc.	800	12,240

Leisure Products 1.32%		160,239
Hasbro, Inc.	3,600	91,476
Jakks Pacific, Inc. (I)	1,100	14,025
Polaris Industries, Inc. (L)	900	28,593
Pool Corp. (L)	1,500	26,145

Life & Health Insurance 1.06%		127,959
American Equity Investment Life Holding Co.	1,900	11,039
Delphi Financial Group, Inc.	600	11,424
StanCorp Financial Group, Inc.	1,200	37,224
Torchmark Corp.	1,700	68,272

Managed Health Care 1.73%		209,394
AMERIGROUP Corp. (I)	2,100	60,606
Centene Corp. (I)	1,700	30,906
Coventry Health Care, Inc. (I)	2,200	39,710
Health Net, Inc. (I)	2,300	34,454
Molina Healthcare, Inc. (I)	1,000	23,940
Universal American Corp. (I)	2,200	19,778

Metal & Glass Containers 0.46%		55,720
Ball Corp.	1,400	55,720

Mortgage REIT's 2.14%		259,422
American Capital Agency Corp. REIT	300	5,700
Annaly Capital Management, Inc. REIT	10,800	150,552
Anworth Mortgage Asset Corp. REIT	3,100	20,646
Capstead Mortage Corp. REIT	2,000	23,860
Hatteras Financial Corp. REIT	1,500	37,380
MFA Financial, Inc. REIT	3,400	21,284

Multi-Line Insurance 1.41%		169,953
American Financial Group, Inc.	3,900	83,538
HCC Insurance Holdings, Inc.	3,500	86,415

Multi-Sector Holdings 0.06%		7,040
Compass Diversified Holdings	800	7,040

Multi-Utilities 0.63%		75,588
CH Energy Group, Inc.	300	12,441
NSTAR	2,100	63,147

Office REIT's 0.24%		29,548
HRPT Properties Trust REIT	4,900	23,275
Mission West Properties, Inc. REIT	900	6,273

Office Services & Supplies 0.57%		68,501
HNI Corp.	1,200	20,820
Knoll, Inc.	1,100	7,623

Value Opportunities Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Office Services & Supplies (continued)
Sykes Enterprises, Inc. (I)	700	11,410
United Stationers, Inc. (I)	800	28,648

Oil & Gas Refining & Marketing 2.25%		272,345
Sunoco, Inc.	4,500	136,935
Tesoro Corp.	2,800	47,432
Western Refining, Inc. (I)	2,600	37,050
World Fuel Services Corp.	1,200	50,928

Packaged Foods & Meats 5.96%		720,484
Dean Foods Co. (I)	5,000	94,000
Del Monte Foods Co.	6,900	56,442
Flowers Foods, Inc.	1,600	33,872
Hormel Foods Corp.	3,500	121,590
J&J Snack Foods Corp.	600	22,512
J.M. Smucker Co.	3,800	152,988
Lancaster Colony Corp.	500	23,035
McCormick & Co., Inc.	3,300	100,716
Ralcorp Holdings, Inc. (I)	1,600	91,632
Seneca Foods Corp. (Class A) (I)	300	7,659
Treehouse Foods, Inc. (I)	600	16,038

Paper Packaging 0.82%		98,596
Bemis Co., Inc.	2,400	60,216
Rock-Tenn Co. (Class A)	1,000	38,380

Personal Products 0.64%		77,462
NBTY, Inc. (I)	1,200	29,628
Nu Skin Enterprises, Inc. (Class A)	2,200	31,922
USANA Health Sciences (I)	600	15,912

Pharmaceuticals 3.50%		422,891
Endo Pharmaceuticals Holdings, Inc. (I)	3,500	55,755
King Pharmaceuticals, Inc. (I)	9,800	92,708
Matrixx Initiatives, Inc. (I)	400	7,444
Medicis Pharmaceutical Corp. (Class A)	1,100	17,292
Mylan, Inc. (I),(L)	10,200	134,742
Watson Pharmaceuticals, Inc. (I)	3,800	114,950

Property & Casualty Insurance 5.69%		687,802
Allied World Assurance Holdings, Ltd.	2,000	75,500
American Physicians Capital, Inc.	300	11,571
Amerisafe, Inc. (I)	800	12,920
Aspen Insurance Holdings, Ltd.	3,100	71,579
Axis Capital Holdings, Ltd.	4,700	112,236
Baldwin & Lyons, Inc. Class B	300	5,901
CNA Surety Corp. (I)	1,800	27,306
First American Corp.	3,000	68,460
FPIC Insurance Group, Inc. (I)	300	8,922
Harleysville Group, Inc.	500	14,645
Infinity Property & Casualty Corp.	500	18,405
Mercury General Corp.	900	29,826
RLI Corp.	800	37,488
Safety Insurance Group, Inc.	600	18,726
Selective Insurance Group, Inc.	1,000	13,210
Stewart Information Services Corp.	400	6,160

Value Opportunities Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Property & Casualty Insurance (continued)
Universal Insurance Holdings, Inc.	1,500	7,695
W.R. Berkley Corp.	5,800	125,802
Zenith National Insurance Corp.	1,000	21,450

Publishing 0.18%		21,568
Meredith Corp.	800	21,568

Regional Banks 1.40%		169,923
Camden National Corp.	300	9,801
Cathay General Bancorp, Inc.	900	9,324
Community Trust Bancorp, Inc.	300	8,259
First Bancorp, Inc.	300	5,076
First Horizon National Corp. (I)	3,500	42,490
Harleysville National Corp.	1,200	7,572
Huntington Bancshares, Inc.	6,500	25,480
Park National Corp.	300	18,900
TriCo Bancshares	400	5,688
Trustmark Corp.	1,500	29,385
Univest Corp.	400	7,948

Reinsurance 6.88%		831,850
Arch Capital Group, Ltd. (I)	2,100	119,511
Endurance Specialty Holdings, Ltd.	2,300	63,181
Everest Re Group, Ltd.	1,400	96,922
IPC Holdings, Ltd.	2,200	54,670
Montpelier Re Holdings, Ltd.	2,400	32,112
Odyssey Re Holdings Corp.	1,800	72,378
PartnerRe, Ltd.	2,100	137,046
Platinum Underwriters Holdings, Ltd.	1,800	51,894
Reinsurance Group of America, Inc.	1,200	44,136
RenaissanceRe Holdings, Ltd.	2,200	100,694
Validus Holdings, Ltd.	2,600	59,306

Research & Consulting Services 1.48%		179,064
Dun & Bradstreet Corp.	1,200	98,148
Equifax, Inc.	2,400	65,328
ICF International, Inc. (I)	300	7,980
School Specialty, Inc. (I)	400	7,608

Restaurants 2.04%		246,716
CEC Entertainment, Inc. (I)	600	19,278
CKE Restaurants, Inc.	800	6,576
Cracker Barrel Old Country Store, Inc.	1,000	31,420
Darden Restaurants, Inc.	4,000	144,680
Domino's Pizza, Inc. (I)	1,100	9,966
Papa John's International, Inc. (I)	800	21,680
Ruby Tuesday, Inc. (I)	1,000	6,180
Steak N Shake Co. (I)	800	6,936

Retail REIT's 0.14%		16,416
Getty Realty Corp.	900	16,416

Semiconductors 0.05%		5,800
DSP Group, Inc. (I)	800	5,800

Soft Drinks 1.07%		128,877
Coca-Cola Bottling Co.	400	19,512

Value Opportunities Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Soft Drinks (continued)
National Beverage Corp. (I)	2,100	22,575
PepsiAmericas, Inc.	3,300	86,790

Specialized Consumer Services 0.64%		76,923
Hillenbrand, Inc.	1,200	20,592
Jackson Hewitt Tax Service, Inc.	1,100	4,367
Pre-Paid Legal Services, Inc. (I)	400	16,944
Regis Corp.	1,000	17,530
Steiner Leisure, Ltd. (I)	600	17,490

Specialized Finance 0.25%		30,136
Encore Capital Group, Inc. (I)	800	10,304
Financial Federal Corp.	800	19,832

Specialized REIT's 0.15%		18,501
National Health Investments, Inc.	700	18,501

Specialty Chemicals 0.93%		112,900
RPM International, Inc.	2,000	30,640
Valspar Corp.	3,600	82,260

Specialty Stores 1.39%		167,631
Barnes & Noble, Inc.	1,000	24,710
Big 5 Sporting Goods Corp.	800	8,680
Hibbett Sports, Inc. (I)	500	9,015
PetSmart, Inc.	3,700	75,332
Tractor Supply Co. (I)	1,300	49,894

Systems Software 0.83%		100,843
Sybase, Inc. (I)	3,100	100,843

Technology Distributors 1.21%		145,777
Ingram Micro, Inc. (Class A) (I)	5,200	85,904
SYNNEX Corp. (I)	1,200	31,055
Tech Data Corp. (I)	900	28,818

Thrifts & Mortgage Finance 0.51%		61,417
Berkshire Hills Bancorp, Inc.	400	8,560
First Niagara Financial Group, Inc.	2,100	26,649
Ocwen Financial Corp. (I)	2,100	26,208

Trading Companies & Distributors 0.38%		46,507
Applied Industrial Technologies, Inc.	1,100	22,847
Beacon Roofing Supply, Inc. (I)	1,400	20,300
Lawson Products, Inc.	300	3,360

Trucking 0.25%		30,583
Werner Enterprises, Inc.	1,700	30,583

Wireless Telecommunication Services 0.10%		12,298
USA Mobility, Inc.	1,100	12,298

Value Opportunities Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Short-term investments 5.03%			$608,856
(Cost $608,856)
	Interest
Issuer, description	rate	Shares	Value

Cash Equivalents 2.15%			260,856
John Hancock Collateral Investment Trust (T)(W)	0.7339% (Y)	26,086	260,856

		Principal
Issuer, description, maturity date		amount	Value

Repurchase Agreement 2.88%			348,000
Repurchase Agreement with State Street Corp. dated 5-29-09 at
0.070% to be repurchased at $348,002 on 6-1-09, collateralized by
$350,000 Federal Home Loan Mortgage Corp., 5.26% due 8-14-18
(valued at $358,313, including interest).		$348,000	348,000

Total investments (Cost $11,788,639)† 101.76%			$12,307,436

Other assets and liabilties, net (1.76%)			($213,435)

Total net assets 100.00%			$12,094,001

Percentages are stated as a percent of net assets.

REIT Real Estate Investment Trust

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of May 31, 2009.

(T) Represents investment of securities lending collateral.

(W) The investment is an affiliate of the Fund, the adviser and/or subadviser.

(Y) The rate shown is the annualized seven-day yield as of May 31, 2009.

† At May 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $12,096,174. Net unrealized appreciation aggregated $211,262, of which $1,046,752 related to appreciated investment securities and $835,490 related to depreciated investment securities.

Notes to Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial corporation (MFC), is valued at its net asset value each business day. JHCIT is a floating rate fund investing in high quality money market investments.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund is subject to the provisions Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

11

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 – Quoted Prices	$11,959,436	$920
Level 2 – Other Significant Observable Inputs	348,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$12,307,436	$920

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts are stated at market value.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into, until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. The Fund may receive compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Financial instruments

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires the Fund to disclose information to assist investors in understanding how the Fund uses derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133) and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. This disclosure for the period ended May 31, 2009 is presented in accordance with FAS 161 and is included as part of the Notes to the Schedule of Investments.

12

Futures

The Fund may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. The Fund uses futures contracts to manage against a decline in the value of securities owned by the Fund due to anticipated interest rate, currency or market changes. In addition, the Fund will use futures contracts for duration management or to gain exposure to a securities market.

An index futures contract (index future) is a contract to buy a certain number of units of the relevant index at a fixed price and specific future date. The Fund may invest in index futures as a means of gaining exposure to securities without investing in them directly, thereby allowing the Fund to invest in the underlying securities over time. Investing in index futures also permits the Fund to maintain exposure to common stocks without incurring the brokerage costs associated with investment in individual common stocks.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver such instrument at an agreed upon date for a specified price. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market and the inability of the counterparty to meet the terms of the contract.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the period, the Fund used futures to enhance potential gain/income, hedge against anticipated changes in securities markets, gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio. The following summarizes the open contracts held as of May 31, 2009:

OPEN	NUMBER OF		EXPIRATION	NOTIONAL	UNREALIZED
CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	APPRECIATION
Russell 2000 Mini
Index Futures	3	Long	Jun 2009	$150,390	$864
S&P Mid 400 E-Mini
Index Futures	2	Long	Jun 2009	115,000	56
					$920

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at May 31, 2009 by risk category:

13

Derivatives not accounted
for as hedging	Asset
instruments under FAS	Derivatives	Liability Derivatives
133	Fair Value	Fair Value
Interest rate contracts	-	-
Foreign exchange contracts	-	-
Credit Contracts	-	-
Equity Contracts*	$920	-
Total	$920	-

* Includes cumulative appreciation/depreciation of futures contracts.

The amounts shown above are included with the amounts in the tables presented under “Futures”.

Risk and uncertainties

Sector risk — financial services

The Fund may focus its investments in a particular industry, sector of the economy or invest in a limited number of companies. The focus is closely tied to a single sector of the economy which may cause the Fund to underperform other sectors. Specifically, financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, this may make the Fund’s value more volatile and investment values may rise and fall more rapidly than a fund that is less focused.

14

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Value Opportunities Fund.

630Q1 5/09
7/09

John Hancock
MUTUAL FUNDS

John Hancock U.S. Core Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2009

U.S. Core Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Common stocks 94.21%		$15,395,108
(Cost $17,549,626)

Aerospace & Defense 0.82%		134,403
DigitalGlobe, Inc. (I)	431	7,771
General Dynamics Corp.	1,300	73,970
L-3 Communications Holdings, Inc.	100	7,351
Rockwell Collins, Inc.	200	8,484
United Technologies Corp.	700	36,827

Air Freight & Logistics 0.31%		51,012
C.H. Robinson Worldwide, Inc.	400	20,328
United Parcel Service, Inc. (Class B)	600	30,684

Airlines 0.05%		8,762
Southwest Airlines Co.	1,300	8,762

Aluminum 0.13%		21,206
Alcoa, Inc.	2,300	21,206

Apparel Retail 0.52%		85,533
Abercrombie & Fitch Co. (Class A) (L)	400	12,044
Gap, Inc.	800	14,280
Limited Brands, Inc.	1,000	12,510
Ross Stores, Inc.	700	27,412
TJX Cos., Inc.	100	2,951
Urban Outfitters, Inc. (I)	800	16,336

Apparel, Accessories & Luxury Goods 0.42%		68,558
Coach, Inc.	2,200	57,794
Polo Ralph Lauren Corp.	200	10,764

Application Software 0.10%		15,720
Citrix Systems, Inc. (I)	400	12,564
Lawson Software, Inc. (I)	600	3,156

Auto Parts & Equipment 0.02%		3,986
Johnson Controls, Inc.	200	3,986

Automotive Retail 0.67%		109,707
Advance Auto Parts, Inc.	500	21,295
AutoZone, Inc. (I)	510	77,597
O'Reilly Automotive, Inc. (I)	300	10,815

Biotechnology 3.76%		613,594
Amgen, Inc. (I)	9,400	469,436
Biogen Idec, Inc. (I)	500	25,895
Celgene Corp. (I)	100	4,224
Cephalon, Inc. (I)	200	11,662
Gilead Sciences, Inc. (I)	1,800	77,580
Myriad Genetics, Inc. (I)	400	14,464
PDL BioPharma, Inc.	200	1,390
Vertex Pharmaceuticals, Inc. (I)	300	8,943

Broadcasting & Cable TV 0.13%		21,402
CBS Corp. (Class B)	2,900	21,402

Building Products 0.01%		2,072
Masco Corp.	200	2,072

U.S. Core Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Cable & Satellite 0.77%		125,188
Cablevision Systems Corp. (Class A)	600	11,418
Comcast Corp. (Class A)	6,300	86,751
DIRECTV Group, Inc. (I)(L)	700	15,750
Time Warner Cable, Inc.	366	11,269

Communications Equipment 5.88%		960,871
Cisco Systems, Inc. (I)	23,900	442,150
QUALCOMM, Inc.	11,900	518,721

Computer & Electronics Retail 0.17%		28,080
Best Buy Co., Inc.	800	28,080

Computer Hardware 1.18%		192,225
Dell, Inc. (I)	3,200	37,056
International Business Machines Corp.	1,460	155,169

Computer Storage & Peripherals 0.19%		30,370
EMC Corp. (I)	1,000	11,750
NetApp, Inc. (I)	700	13,650
Western Digital Corp. (I)	200	4,970

Construction Materials 0.05%		8,858
Vulcan Materials Co.	200	8,858

Data Processing & Outsourced Services 0.96%		156,439
Affiliated Computer Services, Inc. (Class A) (I)	1,100	49,434
Alliance Data Systems Corp. (I)	300	12,150
Automatic Data Processing, Inc.	600	22,806
Computer Sciences Corp. (I)	300	12,738
Global Payments, Inc.	300	10,788
Mastercard, Inc. (Class A)	60	10,580
Visa, Inc. (Class A)	300	20,313
Western Union Co.	1,000	17,630

Department Stores 0.52%		85,711
J.C. Penney Co., Inc.	300	7,827
Kohl's Corp. (I)	1,700	72,199
Sears Holdings Corp. (I)	100	5,685

Diversified Banks 0.40%		65,730
U.S. Bancorp.	900	17,280
Wells Fargo & Co.	1,900	48,450

Diversified Chemicals 0.14%		23,115
Dow Chemical Co.	1,000	17,680
FMC Corp.	100	5,435

Diversified Financial Services 0.10%		16,705
Bank of America Corp.	500	5,635
JPMorgan Chase & Co.	300	11,070

Diversified Support Services 0.06%		9,207
Copart, Inc. (I)	300	9,207

Drug Retail 1.37%		223,435
CVS Caremark Corp.	1,000	29,800
Walgreen Co.	6,500	193,635

U.S. Core Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Education Services 0.86%		140,455
Apollo Group, Inc. (Class A) (I)	1,600	94,560
ITT Educational Services, Inc. (I)	500	45,895

Electric Utilities 0.19%		31,224
FirstEnergy Corp.	300	11,337
Southern Co.	700	19,887

Environmental & Facilities Services 0.07%		11,036
Waste Management, Inc.	400	11,036

Food Distributors 0.01%		2,396
SYSCO Corp.	100	2,396

Food Retail 0.38%		61,980
Kroger Co.	2,500	57,000
SUPERVALU, Inc.	300	4,980

General Merchandise Stores 0.50%		81,615
Dollar Tree, Inc. (I)	600	26,862
Family Dollar Stores, Inc.	900	27,243
Target Corp.	700	27,510

Gold 0.33%		53,312
Barrick Gold Corp.	1,400	53,312

Health Care Distributors 1.11%		180,988
AmerisourceBergen Corp.	1,200	44,520
Cardinal Health, Inc.	1,400	50,050
McKesson Corp.	2,000	82,300
Patterson Cos., Inc. (I)	200	4,118

Health Care Equipment 1.73%		282,506
Baxter International, Inc.	900	46,071
Boston Scientific Corp. (I)	200	1,880
C.R. Bard, Inc.	100	7,149
Covidien, Ltd.	200	7,144
Edwards Lifesciences Corp. (I)	200	12,768
Medtronic, Inc.	2,600	89,310
Stryker Corp.	200	7,688
Varian Medical Systems, Inc. (I)	100	3,576
Zimmer Holdings, Inc. (I)	2,400	106,920

Health Care Services 0.68%		111,584
DaVita, Inc. (I)	200	9,022
Express Scripts, Inc. (I)	800	51,240
Medco Health Solutions, Inc. (I)	200	9,178
Omnicare, Inc.	400	10,812
Quest Diagnostics, Inc.	600	31,332

Home Furnishings 0.06%		10,276
Leggett & Platt, Inc.	700	10,276

Home Improvement Retail 2.17%		353,872
Home Depot, Inc.	10,300	238,548
Lowe's Cos., Inc.	4,400	83,644
Sherwin-Williams Co.	600	31,680

U.S. Core Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Homebuilding 0.07%		11,878
NVR, Inc. (I)	24	11,878

Homefurnishing Retail 0.28%		44,976
Bed Bath & Beyond, Inc. (I)	1,600	44,976

Household Products 3.12%		509,667
Church & Dwight Co., Inc.	200	10,054
Clorox Co.	800	41,952
Colgate-Palmolive Co.	1,900	125,305
Kimberly-Clark Corp.	1,200	62,268
Procter & Gamble Co.	5,200	270,088

Hypermarkets & Super Centers 3.84%		626,724
Wal-Mart Stores, Inc.	12,600	626,724

Industrial Conglomerates 0.55%		90,608
3M Co.	1,200	68,520
Tyco International, Ltd.	800	22,088

Industrial Machinery 0.06%		10,261
Danaher Corp.	100	6,035
Parker-Hannifin Corp.	100	4,226

Insurance Brokers 0.41%		67,451
Arthur J. Gallagher & Co.	500	10,475
Brown & Brown, Inc.	600	11,568
Marsh & McLennan Cos., Inc.	2,400	45,408

Integrated Oil & Gas 11.02%		1,801,294
Chevron Corp.	8,600	573,362
ConocoPhillips	5,700	261,288
Exxon Mobil Corp.	12,100	839,135
Occidental Petroleum Corp.	1,900	127,509

Integrated Telecommunication Services 1.49%		243,107
AT&T, Inc.	3,675	91,103
CenturyTel, Inc.	400	12,340
Frontier Communications Corp.	1,500	10,920
Verizon Communications, Inc.	4,400	128,744

Internet Retail 0.19%		31,196
Amazon.com, Inc. (I)	400	31,196

Internet Software & Services 1.81%		295,967
eBay, Inc. (I)	3,300	58,146
Google, Inc. (Class A) (I)	570	237,821

Investment Banking & Brokerage 0.23%		37,588
Goldman Sachs Group, Inc.	260	37,588

Leisure Products 0.12%		20,328
Hasbro, Inc.	800	20,328

Life & Health Insurance 0.16%		26,248
Aflac, Inc.	400	14,200
Torchmark Corp.	300	12,048

U.S. Core Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Life Sciences Tools & Services 0.12%		19,766
Covance, Inc. (I)	100	4,202
Thermo Fisher Scientific, Inc. (I)	400	15,564

Managed Health Care 3.95%		645,177
Coventry Health Care, Inc. (I)	900	16,245
UnitedHealth Group, Inc.	16,466	437,995
WellPoint, Inc. (I)	4,100	190,937

Metal & Glass Containers 0.07%		11,200
Pactiv Corp. (I)	500	11,200

Motorcycle Manufacturers 0.05%		8,485
Harley-Davidson, Inc. (L)	500	8,485

Movies & Entertainment 0.12%		19,560
News Corp. (Class A)	2,000	19,560

Multi-Line Insurance 0.09%		14,602
Assurant, Inc.	200	4,726
HCC Insurance Holdings, Inc.	400	9,876

Multi-Utilities 0.51%		83,325
Consolidated Edison, Inc.	600	21,276
NSTAR	300	9,021
PG&E Corp.	1,200	44,052
TECO Energy, Inc.	800	8,976

Oil & Gas Drilling 0.27%		43,673
ENSCO International, Inc.	200	7,778
Helmerich & Payne, Inc.	300	10,491
Nabors Industries, Ltd. (I)	1,100	19,668
Patterson-UTI Energy, Inc.	400	5,736

Oil & Gas Equipment & Services 0.32%		52,754
Baker Hughes, Inc.	200	7,812
BJ Services Co.	1,500	23,460
Halliburton Co.	600	13,758
National-Oilwell Varco, Inc. (I)	200	7,724

Oil & Gas Exploration & Production 0.67%		109,209
Anadarko Petroleum Corp.	100	4,778
Apache Corp.	200	16,852
Cabot Oil & Gas Corp.	100	3,513
Chesapeake Energy Corp.	400	9,064
Cimarex Energy Co.	200	6,524
EOG Resources, Inc.	150	10,978
Noble Energy, Inc.	200	11,896
Pioneer Natural Resources Co.	400	11,248
Plains Exploration & Production Co. (I)	600	16,968
Southwestern Energy Co. (I)	400	17,388

Oil & Gas Refining & Marketing 0.42%		68,903
Sunoco, Inc.	500	15,215
Valero Energy Corp.	2,400	53,688

Oil & Gas Storage & Transportation 0.05%		8,025
Spectra Energy Corp.	500	8,025

U.S. Core Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Packaged Foods & Meats 1.75%		286,262
Campbell Soup Co.	1,100	30,492
Dean Foods Co. (I)	600	11,280
General Mills, Inc.	2,100	107,478
H.J. Heinz Co.	900	32,922
Hershey Co.	1,200	42,264
J.M. Smucker Co.	200	8,052
Kellogg Co.	700	30,275
Kraft Foods, Inc. (Class A)	900	23,499

Paper Products 0.03%		4,420
Domtar Corp. (I)	3,877	4,420

Personal Products 0.25%		41,096
Avon Products, Inc.	800	21,248
Estee Lauder Cos., Inc. (Class A)	600	19,848

Pharmaceuticals 14.69%		2,399,657
Abbott Laboratories	5,800	261,348
Bristol-Myers Squibb Co.	7,700	153,384
Eli Lilly & Co.	4,300	148,651
Forest Laboratories, Inc. (I)	3,800	90,022
Johnson & Johnson	10,100	557,116
Merck & Co., Inc.	7,600	209,608
Mylan, Inc. (I)(L)	100	1,321
Pfizer, Inc.	44,300	672,917
Schering-Plough Corp.	2,400	58,560
Wyeth	5,500	246,730

Property & Casualty Insurance 2.03%		331,363
Allstate Corp.	2,600	66,898
Chubb Corp.	1,700	67,405
Fidelity National Financial, Inc.	600	8,364
Progressive Corp. (I)	1,800	29,034
Travelers Cos., Inc.	3,500	142,310
W.R. Berkley Corp.	800	17,352

Publishing 0.06%		9,027
McGraw-Hill Cos., Inc.	300	9,027

Railroads 1.30%		212,059
Burlington Northern Santa Fe Corp.	840	60,850
CSX Corp.	1,000	31,760
Kansas City Southern (I)	500	8,245
Norfolk Southern Corp.	1,400	52,080
Union Pacific Corp.	1,200	59,124

Regional Banks 0.30%		49,324
BB&T Corp.	2,200	49,324

Reinsurance 0.05%		7,742
Transatlantic Holdings, Inc.	200	7,742

Restaurants 1.01%		165,172
McDonald's Corp.	2,800	165,172

Semiconductors 0.16%		26,060
Altera Corp.	800	13,616

U.S. Core Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Semiconductors (continued)
Xilinx, Inc.	600	12,444

Soft Drinks 4.08%		667,135
Coca-Cola Co.	7,100	349,036
Hansen Natural Corp. (I)	300	11,004
PepsiCo, Inc.	5,900	307,095

Specialized Consumer Services 0.15%		24,820
H&R Block, Inc.	1,700	24,820

Specialized Finance 0.07%		10,956
Moody's Corp.	400	10,956

Specialty Stores 0.30%		49,026
PetSmart, Inc.	600	12,216
Staples, Inc.	1,800	36,810

Steel 0.11%		17,564
Nucor Corp.	400	17,564

Systems Software 7.86%		1,283,694
BMC Software, Inc. (I)	300	10,230
McAfee, Inc. (I)	600	23,538
Microsoft Corp.	30,500	637,145
Novell Inc. (I)	4,700	19,552
Oracle Corp.	28,000	548,520
Red Hat, Inc. (I)	600	11,970
Symantec Corp. (I)	2,100	32,739

Thrifts & Mortgage Finance 0.14%		23,593
Hudson City Bancorp, Inc.	1,100	14,113
People's United Financial, Inc.	600	9,480

Tobacco 2.68%		438,680
Altria Group, Inc.	9,400	160,646
Lorillard, Inc.	200	13,666
Philip Morris International, Inc.	6,200	264,368

Trading Companies & Distributors 0.27%		44,425
Fastenal Co. (L)	1,100	36,542
W.W. Grainger, Inc.	100	7,883

Trucking 0.11%		17,928
J.B. Hunt Transport Services, Inc.	400	12,292
Ryder Systems, Inc.	200	5,636

U.S. Core Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Short-term investments 5.04%			$823,321
(Cost $823,321)

		Par value
Issuer, description, maturity date		(000)	Value
Repurchase Agreement 4.60%			752,000
Repurchase Agreement with State Street Corp. dated 5-29-09 at
0.07% to be repurchased at $752,004 on 6-1-09, collateralized by
$750,000 Federal Home Loan Mortgage Corp., 5.26% due 8-14-18
(valued at $767,813, including interest).		$752	752,000

	Interest
Issuer	rate	Shares	Value
Cash Equivalents 0.44%			71,321
John Hancock Collateral Investment Trust (T)(W)	0.7339%(Y)	7,132	71,321

Total investments (Cost $18,372,947)† 99.25%			$16,218,429

Other assets and liabilities, net 0.75%			$122,381

Total net assets 100.00%			$16,340,810

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of May 31, 2009.

(T) Represents investment of securities lending collateral.

(W) The investment is an affiliate of the Fund, the adviser and/or subadviser.

(Y) The rate shown is the annualized seven-day yield as of May31, 2009.

† At May 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $18,595,771. Net unrealized depreciation aggregated $2,377,342, of which $371,325 related to appreciated investment securities and $2,748,667 related to depreciated investment securities.

Notes to Schedule of Investments (unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial corporation (MFC), is valued at its net asset value each business day. JHCIT is a floating rate fund investing in high quality money market instruments.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2009:

	Investments in	Other Financial
Valuation Inputs	securities	Instruments*
Level 1 – Quoted Prices	$15,466,429	$31,742
Level 2 – Other Significant Observable Inputs	752,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$16,218,429	$31,742

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, are stated at market value.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into, until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. The Fund may receive compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Financial Instruments

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires the Fund to disclose information to assist investors in understanding how the fund uses derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133) and how derivative instruments affect the Fund’s financial position, results of operations, and cash flows. This disclosure for the period ended May 31, 2009 is presented in accordance with FAS 161 and is included as part of the Notes to the Schedule of Investments.

10

Futures

The Fund may purchase and sell financial futures contracts, including index futures, and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity or financial instrument at a pre-determined price in the future. A Fund uses futures contracts to manage against a decline in the value of securities owned by the Fund due to anticipated interest rate, currency or market changes. In addition, the Fund will use futures contracts for duration management or to gain exposure to a securities market.

An index futures contract (index future) is a contract to buy a certain number of units of the relevant index at a fixed price and specific future date. A Fund may invest in index futures instead of investing in securities directly, while the Fund is seeking to invest in securities directly at favorable terms. In addition, a Fund may invest in index futures in order to maintain the diversity and liquidity of the Fund without incurring the brokerage costs associated with investment in common stocks or to avoid potential market problems that may result from changes in positions held by the Fund.

When a Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver such instrument at an agreed upon date for a specified price. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed.

During the period, the Fund used futures to enhance potential gain, manage duration of the Fund, hedge against anticipated changes in securities markets, gain exposure to certain securities markets and maintain diversity and liquidity of the Fund. The following summarizes the open contracts held as of May 31, 2009:

OPEN	NUMBER OF		EXPIRATION	NOTIONAL	UNREALIZED
CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	APPRECIATION
S&P 500 E-Mini
Index Futures	14	Long	Jun 2009	642,670	$31,742

11

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at May 31, 2009 by risk category:

Derivatives not accounted for as	Asset Derivatives Fair
hedging instruments under FAS 133	Value	Liability Derivatives Fair Value
Interest rate contracts	$-	$-
Foreign exchange contracts	-	-
Credit Contracts	-	-
Equity Contracts*	31,742	-
Total	$31,742	$-

* Includes cumulative appreciation/depreciation of futures contracts.

The amounts shown above are included with the amounts presented in the tables under “Futures”.

Risks and Uncertainties Industry risk – health sciences

The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. The concentration is closely tied to a single sector or industry of the economy which may cause the Fund to underperform other sectors. Specifically, health science companies are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the industry. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall rapidly.

12

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Core Fund.

650Q1 5/09
7/09

John Hancock

MUTUAL FUNDS

John Hancock International Core Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2009

International Core Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Common stocks 96.60%		$913,249,627
(Cost $1,135,552,525)

Australia 2.88%		27,229,587
Australia & New Zealand Banking Group, Ltd.	256,784	3,303,364
BlueScope Steel, Ltd.	457,237	883,225
CSL, Ltd.	28,230	661,068
Foster's Group, Ltd.	446,603	1,754,063
Goodman Fielder, Ltd.	400,865	411,933
GPT Group	1,864,544	776,450
Macquarie Group, Ltd.	31,815	818,545
Macquarie Infrastructure Group	795,372	893,365
Mirvac Group	529,288	489,770
National Australia Bank, Ltd.	155,502	2,765,510
Newcrest Mining, Ltd. (I)	25,829	683,685
Origin Energy, Ltd.	175,005	2,077,285
QBE Insurance Group, Ltd.	80,664	1,263,320
Stockland Corp., Ltd.	657,314	1,638,972
Suncorp-Metway Ltd.	124,068	593,483
TABCORP Holdings, Ltd.	200,677	1,186,106
Telstra Corp., Ltd.	480,934	1,199,303
Woodside Petroleum, Ltd.	114,803	4,005,315
Woolworths, Ltd.	89,670	1,824,825

Austria 0.09%		859,941
OMV AG	21,206	859,941

Belgium 1.15%		10,902,447
Anheuser-Busch InBev NV	59,928	2,118,153
Belgacom SA	57,121	1,795,310
Colruyt SA (I)	6,615	1,559,137
Delhaize Group (L)	26,789	1,972,306
Dexia SA (L)	228,231	1,453,483
Mobistar SA	17,902	1,106,751
Solvay SA	9,791	897,307

Bermuda 0.05%		441,775
Lancashire Holdings Ltd.	58,154	441,775

Canada 3.48%		32,918,881
Bank of Montreal	123,900	4,970,753
Bank of Nova Scotia Halifax	52,900	1,849,986
Barrick Gold Corp.	35,900	1,360,369
BCE, Inc.	22,088	504,782
Canadian Imperial Bank of Commerce	21,200	1,059,466
Canadian National Railway Co.	55,200	2,375,863
Canadian Pacific Railway, Ltd.	30,900	1,256,661
IGM Financial, Inc.	41,500	1,448,271
Magna International, Inc.	37,400	1,240,101
Metro, Inc.	35,300	1,241,280
National Bank of Canada	73,165	3,429,222
Penn West Energy Trust (L)	32,500	454,568
Petro-Canada	140,100	6,095,489
RONA, Inc. (I)	32,800	375,544
Royal Bank of Canada	63,400	2,537,742
Sun Life Financial, Inc.	68,800	1,809,249
Teck Resources Ltd.	57,900	909,535

International Core Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Denmark 0.43%		4,028,197
Novo Nordisk AS	67,101	3,494,156
Vestas Wind Systems AS (I)	7,298	534,041

Finland 0.84%		7,898,686
Neste Oil Oyj	71,913	1,114,664
Nokia AB Oyj	203,032	3,109,683
Outokumpu Oyj	56,829	1,140,255
Rautaruukki Oyj	24,529	557,784
Sampo Oyj, A Shares	82,782	1,563,770
Tietoenator Oyj	28,582	412,530

France 10.48%		99,098,207
Air France-KLM	35,593	568,383
Air Liquide SA	19,974	1,858,008
BNP Paribas SA	158,870	11,045,208
Cap Gemini SA (L)	17,938	694,302
Carrefour SA (L)	20,488	917,804
Casino Guichard Perrachon SA (L)	17,575	1,282,659
Cie de Saint-Gobain SA	37,846	1,380,971
Dassault Systemes SA	24,363	1,093,173
Essilor International SA (L)	35,630	1,641,397
European Aeronautic Defence and Space Co. (L)	44,104	723,465
Eutelsat Communications	22,738	578,560
France Telecom SA (L)	255,535	6,248,170
GDF Suez (I)	38,440	1,515,446
Gemalto NV	29,825	987,810
Hermes International (L)	26,202	3,535,605
Iliad SA	2,845	316,867
L'Oreal SA	24,156	1,909,837
Lafarge SA (L)	11,495	789,260
Nexans SA (L)	8,267	457,997
Pernod-Ricard SA	10,826	676,619
PPR (L)	8,976	759,655
PSA Peugeot Citroen SA	48,256	1,480,013
Publicis Groupe (L)	24,563	797,533
Renault Regie Nationale SA	74,622	2,907,882
Sanofi-Aventis SA	481,349	30,664,658
SES SA	52,484	1,050,207
Societe Generale (L)	96,419	5,631,465
STMicroelectronics NV	121,509	903,595
Technip SA	16,621	823,512
Total SA (L)	232,896	13,480,835
Unibail-Rodamco, REIT	7,583	1,220,419
Vallourec SA (L)	6,363	803,999
Wendel	8,230	352,893

Germany 4.83%		45,683,222
Adidas AG	48,384	1,770,453
Aixtron AG (L)	42,736	505,879
Allianz SE	8,463	834,287
BASF SE	22,372	944,765
Bayerische Motoren Werke (BMW) AG (L)	70,413	2,537,741
Beiersdorf AG	9,776	481,189
Demag Cranes AG (L)	24,542	601,100
Deutsche Bank AG (L)	24,442	1,644,347
Deutsche Post AG	80,438	1,112,734

International Core Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Germany (continued)
Deutsche Telekom AG	520,877	5,990,498
E.ON AG	56,975	2,014,484
Fresenius Medical Care AG & Co. KGaA (L)	33,457	1,402,288
Gildemeister AG (L)	38,107	371,253
Hannover Rueckversicherung AG	44,343	1,667,196
Heidelberger Druckmaschinen AG (L)	37,033	260,949
K&S AG (L)	27,429	2,042,370
Kloeckner & Co. SE	32,668	663,166
Metro AG (L)	16,169	871,455
MTU Aero Engines Holding AG (L)	22,230	721,022
Muenchener Rueckversicherungs AG	6,302	884,228
Norddeutsche Affinerie AG (L)	45,226	1,403,590
Puma AG	4,742	1,094,558
RWE AG	17,141	1,425,460
Salzgitter AG (L)	27,016	2,527,225
SAP AG (L)	173,509	7,469,626
SGL Carbon AG (I)(L)	26,977	796,290
Software AG	11,996	849,971
Suedzucker AG (L)	54,077	1,124,049
ThyssenKrupp AG	53,957	1,377,155
Vossloh AG	2,638	293,894

Greece 0.87%		8,199,942
Alpha Bank AE	92,021	1,107,559
Coca-Cola Hellenic Bottling Co. SA	29,107	599,655
Marfin Investment Group SA	88,814	474,079
National Bank of Greece SA	106,430	2,945,687
OPAP SA	99,459	3,072,962

Hong Kong 1.56%		14,775,401
CLP Holdings, Ltd.	901,699	6,047,088
Esprit Holdings, Ltd.	199,100	1,266,534
Hong Kong & China Gas Co., Ltd.	841,300	1,705,495
Hong Kong Electric Holdings, Ltd.	669,854	3,597,295
Hutchison Whampoa Ltd.	93,000	651,039
Sun Hung Kai Properties Ltd.	62,000	774,566
Yue Yuen Industrial Holdings, Ltd.	319,218	733,384

Ireland 0.50%		4,744,808
CRH PLC	128,314	3,039,072
Experian PLC	114,025	844,358
Kerry Group PLC	36,190	861,378

Italy 3.19%		30,145,811
Ansaldo STS SpA	18,520	312,284
Banca Monte dei Paschi di Siena SpA	227,957	389,463
Bulgari SpA	90,670	501,313
Enel SpA	394,410	2,353,273
ENI SpA	591,374	14,315,828
Italcementi SpA	33,795	215,864
Luxottica Group SpA	41,260	859,178
Mediaset SpA	299,934	1,768,232
Parmalat SpA	427,699	1,060,455
Snam Rete Gas SpA	418,198	1,811,193
Telecom Italia SpA	1,751,673	2,469,539
Telecom Italia SpA RSP	1,781,399	1,822,743

International Core Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Italy (continued)
Terna-Rete Elettrica Nationale SpA	403,582	1,483,194
UniCredit SpA	297,879	783,252

Japan 27.84%		263,180,698
ABC-Mart, Inc.	15,900	359,137
Acom Co., Ltd. (L)	12,360	323,183
Aeon Credit Service Co. Ltd.	22,500	297,922
Aiful Corp. (L)	195,500	625,621
Aisin Seiki Co., Ltd.	57,700	1,151,333
Alps Electric Co., Ltd.	98,346	532,990
Asahi Breweries, Ltd.	22,800	314,161
Asahi Kasei Corp.	311,000	1,539,015
Astellas Pharma, Inc.	85,700	2,913,299
Bank of Yokohama, Ltd.	157,000	776,111
Bridgestone Corp.	43,200	659,863
Canon, Inc.	57,800	1,918,973
Chubu Electric Power Co., Inc.	103,000	2,296,351
Chugai Pharmaceutical Co.,Ltd.	49,600	905,927
Chugoku Electric Power Co., Inc.	22,500	464,058
Circle K Sunkus Co., Ltd.	28,100	401,637
Cosmo Oil Co., Ltd.	373,000	1,358,112
Culture Convenience Club Co., Ltd. (L)	121,200	998,459
Daiei, Inc. (I)(L)	135,850	661,108
Daiichi Sankyo Co., Ltd.	43,353	811,842
Daikyo Inc.	182,000	297,284
Daito Trust Construction Co., Ltd.	36,900	1,674,997
Daiwa Securities Group, Inc.	293,000	1,848,225
Daiwabo Co., Ltd.	157,000	437,607
Denso Corp.	38,000	912,541
Don Quijote Co., Ltd.	48,900	856,529
Dowa Holdings Co., Ltd.	263,000	1,185,400
Eisai Co., Ltd.	61,080	2,088,886
Electric Power Development Co., Ltd.	37,900	1,081,978
Elpida Memory, Inc.	47,300	494,016
FamilyMart Co., Ltd.	31,300	921,362
Fast Retailing Co., Ltd.	51,800	6,154,337
Fuji Heavy Industries, Ltd.	366,116	1,448,340
Fuji Oil Co., Ltd.	41,800	474,296
Fujikura, Ltd.	154,000	716,526
Fujitsu, Ltd.	126,000	655,978
Furukawa Electric Co., Ltd.	186,000	679,097
GS Yuasa Corp. (L)	162,000	1,291,206
Hankyu Hanshin Holdings, Inc.	153,000	750,910
Hanwa Co., Ltd.	216,000	906,225
Haseko Corp.	1,495,000	1,240,161
Hikari Tsushin, Inc.	36,900	834,779
Hirose Electric Co., Ltd.	12,000	1,338,521
Hitachi Construction Machinery Co., Ltd. (L)	40,600	674,875
Hitachi, Ltd.	496,000	1,653,268
Hokkaido Electric Power Co., Inc.	68,899	1,299,227
Honda Motor Co., Ltd.	433,512	12,584,048
Ibiden Co., Ltd.	15,300	439,949
INPEX Corp.	189	1,540,240
Iseki & Co., Ltd. (L)	236,000	787,578
ITOCHU Techno-Solutions Corp.	325,000	2,361,913

International Core Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Japan (continued)
JFE Holdings, Inc.	121,600	4,079,217
JGC Corp.	18,000	300,832
Kajima Corp.	367,000	1,140,441
Kakaku.com, Inc. (L)	289	1,072,995
Kansai Electric Power Co. Inc.	68,200	1,483,105
Kao Corp.	204,050	4,494,090
Kawasaki Kisen Kaisha Ltd.	373,000	1,695,732
Kenedix, Inc.	1,013	313,418
Kintetsu Corp.	139,000	623,360
Konami Corp.	45,523	843,588
Kyocera Corp.	8,400	665,535
Kyushu Electric Power Co., Inc.	71,880	1,511,125
Lawson, Inc.	38,300	1,595,991
Leopalace21 Corp.	105,700	934,548
Marubeni Corp.	485,824	2,207,385
Matsui Securities Co., Ltd.	120,700	979,706
Mazda Motor Corp.	745,000	1,940,520
Mitsubishi Chemical Holdings Corp., ADR	360,500	1,673,749
Mitsubishi Corp.	138,495	2,628,329
Mitsubishi Heavy Industries, Ltd.	301,000	1,086,900
Mitsubishi UFJ Financial Group, Inc.	721,900	4,555,414
Mitsubishi UFJ Lease & Finance Co., Ltd.	48,030	1,325,185
Mitsui Mining & Smelting Co., Ltd.	568,000	1,341,351
Mitsui OSK Lines, Ltd.	403,000	2,872,497
Mizuho Financial Group, Inc. (L)	2,587,600	6,224,343
Murata Manufacturing Co., Ltd.	39,200	1,676,814
NEC Corp.	122,000	477,177
Net One Systems Co., Ltd.	323	518,663
NGK Insulators Ltd.	31,000	554,667
Nichirei Corp.	55,000	212,352
Nintendo Co., Ltd.	4,400	1,195,363
Nippon Denko Co., Ltd. (L)	125,000	692,530
Nippon Meat Packers, Inc.	90,000	1,085,806
Nippon Mining Holdings, Inc.	705,000	4,014,239
Nippon Oil Corp.	711,000	4,340,983
Nippon Paper Group, Inc.	39,700	1,123,463
Nippon Telegraph & Telephone Corp.	143,700	5,973,422
Nippon Yakin Kogyo Co., Ltd.	154,000	673,097
Nippon Yusen Kabushiki Kaisha	440,000	2,115,514
Nissan Motor Co., Ltd.	1,480,900	8,892,039
Nissha Printing Co., Ltd. (L)	18,500	767,905
Nisshin Seifun Group, Inc.	78,500	893,559
Nisshinbo Industries, Inc.	76,000	786,838
Nitori Co., Ltd.	20,900	1,268,134
Nitto Denko Corp.	34,000	954,519
Nomura Research Institute, Ltd.	36,100	665,150
NTT DoCoMo, Inc.	4,634	6,927,267
Obayashi Corp.	256,000	1,165,664
Odakyu Electric Railway Co., Ltd.	119,000	1,020,590
OJI Paper Co., Ltd.	291,000	1,356,042
Ono Pharmaceutical Co., Ltd.	21,300	955,433
Oriental Land Co., Ltd.	23,800	1,578,316
ORIX Corp.	74,140	4,681,409
Osaka Gas Co., Ltd.	1,224,120	3,870,738
Pacific Metals Co., Ltd.	259,000	2,071,312

International Core Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Japan (continued)
Point, Inc.	21,860	1,035,977
Rakuten, Inc. (I)	2,187	1,202,723
Rengo Co., Ltd. (L)	47,000	259,998
Resona Holdings, Inc. (L)	261,500	3,955,166
Ricoh Co., Ltd.	124,000	1,716,529
Rohm Co., Ltd.	8,100	531,416
Ryohin Keikaku Co., Ltd.	28,700	1,107,508
SANKYO Co., Ltd.	38,600	2,049,089
SEGA SAMMY HOLDINGS, Inc.	200,300	2,230,996
Seiko Epson Corp.	36,800	543,465
Seven & I Holdings Co., Ltd.	431,300	10,443,225
Seven Bank, Ltd.	121	315,753
Sharp Corp.	104,000	1,184,677
Shikoku Electric Power Co. Inc.	10,000	282,078
Shimamura Co., Ltd.	10,000	773,314
Shin-Etsu Chemical Co., Ltd.	53,800	2,822,794
Shionogi & Co., Ltd.	21,000	414,852
Showa Shell Sekiyu K.K.	139,200	1,380,652
Softbank Corp.	62,400	1,140,308
Sojitz Corp.	960,300	1,937,677
Sumco Corp.	109,400	1,694,978
Sumitomo Chemical Co., Ltd.	161,000	711,057
Sumitomo Corp.	224,000	2,245,221
Sumitomo Electric Industries, Ltd.	195,900	2,231,973
Sumitomo Metal Industries, Ltd.	715,000	1,940,622
Sumitomo Metal Mining Co., Ltd.	167,000	2,379,295
Sumitomo Trust & Banking Co., Ltd.	468,000	2,223,550
Suzuki Motor Corp.	29,200	652,375
Taisei Corp.	614,000	1,518,651
Taisho Pharmaceutical Co., Ltd.	39,790	760,976
Takeda Pharmaceutical Co., Ltd.	124,089	4,921,225
Takefuji Corp. (L)	84,340	488,458
Terumo Corp.	15,100	634,506
Tohoku Electric Power Co., Inc.	57,100	1,168,969
Tokyo Electric Power Co., Inc.	245,900	6,173,655
Tokyo Gas Co., Ltd.	732,397	2,691,380
Tokyo Steel Manufacturing Co., Ltd.	94,900	1,119,520
Tokyo Tatemono Co., Ltd.	165,000	783,771
TonenGeneral Sekiyu K.K.	107,133	1,124,804
Tosoh Corp.	329,000	1,027,977
Toyo Engineering Corp.	146,000	523,364
Toyo Suisan Kaisha, Ltd.	57,000	1,257,085
Toyota Motor Corp.	75,800	3,036,538
Toyota Tsusho Corp.	51,500	718,158
UNICHARM Corp.	13,100	915,197
UNY Co., Ltd.	156,000	1,232,810
USS Co., Ltd.	23,260	1,322,099
Yahoo! Japan Corp.	3,559	949,440
Yamada Denki Co., Ltd.	16,570	948,919
Yamaha Motor Co., Ltd.	76,000	861,234
Yamazaki Baking Co., Ltd.	54,000	556,932

Netherlands 2.70%		25,567,957
Aegon NV	470,414	2,957,381
ArcelorMittal	79,384	2,645,091

International Core Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Netherlands (continued)
Heineken NV	94,006	3,354,863
ING Groep NV	607,758	6,481,875
Koninklijke (Royal) KPN NV	73,874	971,874
Koninklijke Ahold NV	251,760	3,053,061
Koninklijke DSM NV	61,299	2,139,193
Reed Elsevier NV	86,159	1,039,999
TNT Post Group NV	40,935	805,275
Unilever NV (L)	88,397	2,119,345

New Zealand 0.20%		1,874,486
Fletcher Building Ltd.	78,411	328,918
Telecom Corp. of New Zealand, Ltd.	957,995	1,545,568

Norway 0.11%		1,088,177
Den Norske Bank ASA	129,700	1,088,177

Papua New Guinea 0.10%		903,764
Lihir Gold Ltd. (I)	348,307	903,764

Portugal 0.07%		672,840
Portugal Telecom SGPS SA	74,818	672,840

Singapore 1.50%		14,167,881
Cosco Corp. Singapore, Ltd.	389,600	348,350
Neptune Orient Lines, Ltd.	512,488	546,798
Noble Group, Ltd.	364,633	399,828
Oversea-Chinese Banking Corp. Ltd.	260,000	1,305,857
SembCorp Industries, Ltd.	351,802	758,975
SembCorp Marine, Ltd.	1,013,573	2,160,928
Singapore Exchange, Ltd.	311,000	1,585,674
Singapore Press Holdings, Ltd.	815,000	1,672,193
Singapore Telecommunications, Ltd.	1,928,350	4,033,877
United Overseas Bank, Ltd.	137,000	1,355,401

Spain 2.10%		19,858,250
ACS Actividades de Construccion y Servicios SA	8,513	444,772
Banco Bilbao Vizcaya Argentaria SA	94,085	1,160,453
Banco Popular Espanol SA	199,598	1,797,588
Banco Santander SA	168,392	1,815,495
Gas Natural SDG SA	34,913	629,657
Iberdrola SA	140,164	1,200,005
Industria de Diseno Textil SA	48,638	2,195,117
Repsol YPF SA	168,414	3,784,584
Telefonica SA	316,208	6,830,579

Sweden 2.16%		20,467,184
Boliden AB (L)	319,264	2,503,446
Hennes & Mauritz AB, B Shares	139,490	6,662,412
Investor AB	131,124	2,058,464
Nordea Bank AB	291,330	2,334,241
SKF AB, B Shares	85,200	1,011,765
Svenska Handelsbanken AB, Series A (L)	113,785	2,222,833
Telefonaktiebolaget LM Ericsson	394,047	3,674,023

Switzerland 8.30%		78,428,184
Actelion, Ltd. (I)	12,288	635,695
Compagnie Financiere Richemont SA, BR Shares	82,850	1,813,647

International Core Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Switzerland (continued)
Lonza Group AG (L)	7,492	774,635
Nestle SA	543,162	19,737,690
Novartis AG	801,055	32,027,175
Roche Holdings AG	83,524	11,397,809
Swatch Group AG, BR Shares	9,939	1,656,690
Swisscom AG	4,187	1,238,400
Syngenta AG	6,716	1,634,976
Synthes AG	36,102	3,711,551
UBS AG	215,450	3,257,285
Zurich Financial Services AG	2,898	542,631

United Kingdom 21.17%		200,113,301
3i Group PLC	186,937	742,587
AMEC PLC	56,886	622,163
Amlin PLC	212,513	1,209,991
Associated British Foods PLC	72,355	858,964
AstraZeneca PLC	601,876	25,089,628
Autonomy Corp. PLC (I)	116,921	2,929,177
BAE Systems PLC	135,371	751,905
Barclays PLC	1,720,561	8,294,524
BG Group PLC	502,472	9,208,400
BP PLC	442,724	3,654,250
British American Tobacco PLC	217,511	5,941,654
BT Group PLC	1,122,580	1,605,500
Burberry Group PLC	190,535	1,189,804
Cable & Wireless PLC	512,125	1,120,725
Cadbury PLC	256,156	2,238,963
Capita Group PLC	180,862	2,098,118
Carnival PLC	19,643	511,644
Centrica PLC	419,297	1,670,075
Cobham PLC	567,123	1,641,476
Compass Group PLC	465,953	2,696,504
Daily Mail & General Trust PLC	54,806	289,830
Diageo PLC	257,733	3,518,337
Drax Group PLC	172,080	1,371,733
DSG International PLC	1,854,864	711,789
Game Group PLC	238,544	660,316
GlaxoSmithKline PLC	2,325,237	39,193,475
Home Retail Group PLC	484,854	1,827,836
HSBC Holdings PLC	374,637	3,421,419
Imperial Tobacco Group PLC	58,775	1,527,649
J Sainsbury PLC	152,396	769,794
Kingfisher PLC	584,905	1,688,609
Ladbrokes PLC	276,713	907,389
Lloyds Banking Group PLC (I)	1,843,317	2,056,046
Lloyds Banking Group PLC, SUB Shares	1,145,252	547,362
London Stock Exchange Group PLC	27,937	314,419
Marks & Spencer Group PLC	229,165	1,054,587
Next PLC	89,833	2,137,069
Pearson PLC	151,743	1,605,932
Reckitt Benckiser Group PLC	131,846	5,719,383
Reed Elsevier PLC	249,449	2,024,999
Rio Tinto PLC	18,174	823,364
Royal Bank of Scotland Group PLC	2,957,623	1,853,932
Royal Dutch Shell PLC, A Shares	351,116	9,460,401

International Core Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

United Kingdom (continued)
Royal Dutch Shell PLC, B Shares	275,847	7,501,001
RSA Insurance Group PLC	529,632	1,084,233
Sage Group PLC	396,871	1,228,112
Scottish & Southern Energy PLC	106,393	2,009,321
Signet Jewelers, Ltd.	57,487	1,035,541
Smith & Nephew PLC	186,551	1,360,591
Standard Chartered PLC	58,153	1,187,709
Taylor Wimpey PLC	1,579,650	820,638
Tesco PLC	408,582	2,420,938
Thomson Reuters PLC	27,746	760,325
Travis Perkins PLC	65,076	571,140
Trinity Mirror PLC	121,182	139,094
Tullow Oil PLC	133,508	2,157,300
Unilever PLC	78,657	1,854,825
United Utilities Group PLC	132,504	1,149,685
Vedanta Resources PLC	36,113	935,627
Vodafone Group PLC	5,468,815	10,291,737
William Hill PLC	320,207	1,107,175
Wolseley PLC	121,350	2,058,878
WPP PLC	71,139	532,699
Xstrata PLC	205,635	2,345,010

Issuer, description	Shares	Value

Preferred Stocks 0.13%		$1,180,539
(Cost $1,320,475)
Issuer	Shares	Value

Germany 0.13%		1,180,539
Bayerische Motoren Werke (BMW) AG	9,567	213,844
Fresenius SE	7,239	414,345
Henkel AG & Co. KGaA	17,909	552,350

Rights 0.19%		$1,838,700
(Cost $3,357,833)
3i Group PLC (I)	240,347	407,897
BlueScope Steel, Ltd. (I)	303,012	201,426
Casino Guichard Perrachon SA (I)	17,575	66,369
DSG International PLC (I)	1,324,902	203,223
Finmeccanica SpA (I)	36,056	510,721
Fortis (I)	286,314	—
GPT Group (I)	1,864,544	238,930
Stockland Corp., Ltd. (I)	262,925	84,231
Travis Perkins PLC (I)	45,553	125,903

Short-term investments 8.93%		$84,377,256
(Cost $84,377,256)
	Par value
Issuer, description, maturity date	(000)	Value

Repurchase Agreement 0.30%		2,820,000
Repurchase Agreement with State Street Corp. dated 5-29-09 at
0.07% to be repurchased at $2,820,016 on 6-1-09, collateralized by
$2,925,000 Federal National Mortgage Association, 2.50% due 05-
15-14 (valued at $2,877,469, including interest).	$2,820,000	2,820,000

International Core Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

	Interest
Issuer	rate	Shares	Value
Cash Equivalents 8.63%			81,557,256
John Hancock Collateral Investment Trust(T)(W)	0.7339% (Y)	8,155,726	81,557,256

Total investments (Cost $1,224,608,089)† 105.85%			$1,000,646,122
Other assets and liabilities, net (5.85%)			($55,299,925)
Total net assets 100.00%			$945,346,197

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

The Fund had the following five top industry concentrations as of May 31, 2009 (as a percentage of total net assts).

Pharmaceuticals	16.46%
Diversified Banks	9.17%
Integrated Oil & Gas	7.45%
Integrated Telecommunication Services	4.54%
Automobile Manufacturers	3.78%

ADR American Depositary Receipts

REIT Real Estate Investment Trust

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of May 31, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) The rate shown is the annualized seven-day yield as of May 31, 2009.

† At May 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $1,233,324,662. Net unrealized depreciation aggregated $232,678,540, of which $29,568,870 related to appreciated investment securities and $262,247,410 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. John Hancock Cash Investment Trust (JHCIT), an affiliated registered investment company managed by John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), is valued at its net asset value each business day. JHCIT is a floating rate fund investing in high quality money market instruments.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

11

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$118,032,670	($3,044,213)
Level 2 – Other Significant Observable Inputs	882,613,452	3,685,000
Level 3 – Significant Unobservable Inputs	-	-
Total	$1,000,646,122	$640,787

• Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, are stated at market value.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess cash collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. The Fund may receive compensation for lending its securities either in the form of fees and/ or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Repurchase agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Financial instruments
The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires the Fund to disclose information to assist investors in understanding how the Fund uses derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133) and how derivative instruments affect the Fund’s financial position, results of operations, and cash flows. This disclosure for the period ended May 31,2009 is presented in accordance with FAS 161 and is included as part of the Notes to the Schedule of Investments.

12

Futures
The Fund may purchase and sell financial futures contracts, including index futures, and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity or financial instrument at a pre-determined price in the future. A Fund uses futures contracts to manage against a decline in the value of securities owned by the Fund due to anticipated interest rate, currency or market changes. In addition, the Fund will use futures contracts for duration management or to gain exposure to a securities market.

An index futures contract (index future) is a contract to buy a certain number of units of the relevant index at a fixed price and specific future date. A Fund may invest in index futures instead of investing in securities directly, while the Fund is seeking to invest in securities directly at favorable terms. In addition, a Fund may invest in index futures in order to maintain the diversity and liquidity of the Fund without incurring the brokerage costs associated with investment in common stocks or to avoid potential market problems that may result from changes in positions held by the Fund.

When a Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver such instrument at an agreed upon date for a specified price. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed.

During the period, the Fund used futures contracts to hedge against anticipated changes in securities markets, gain exposure to certain securities markets and to maintain the diversity and liquidity of the portfolio.

The following summarizes the open contracts held as of May 31, 2009:

					UNREALIZED
	NUMBER OF			NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	VALUE	(DEPRECIATION)
FTSE 100 Index Futures	209	Long	June 09	9,176,145	145,963
Topix Index Futures	44	Long	June 09	394,020,000	6,373
DAX Index Futures	101	Long	June 09	12,463,400	2,088,154
CAC 40 Index Futures	167	Long	June 09	5,454,220	194,992
S&P MIB Index Futures	116	Long	June 09	11,531,560	(169,684)
ASX SPI 200 Index Futures	10	Short	June 09	(949,750)	(5,334)
S&P TSE 60 Index Futures	232	Short	June 09	(29,310,880)	(4,912,328)
OMX 30 Index Futures	40	Short	June 09	(3,105,000)	(3,661)
AEX Index Futures	12	Short	June 09	(623,280)	(23,006)
IBEX 35 Index Futures	132	Short	June 09	(13,070,220)	(147,085)
Hang Seng Index Futures	29	Short	June 09	(26,317,500)	(218,597)
					(3,044,213)

13

Forward foreign currency contracts
The Fund may enter into foreign currency contracts to manage foreign currency exposure with respect to transaction hedging, position hedging, cross hedging and proxy hedging. In addition, the Fund may enter into forward foreign currency contracts as a part of an investment strategy, in order to gain exposure to a currency, or to shift exposure to foreign currency fluctuation from one currency to another, without purchasing securities denominated in that currency.

Transaction hedging involves entering into a forward currency transaction which generally arises in connection with the purchase or sale of an investment or receipt of income. Position hedging involves entering into a currency transaction with respect to the Fund’s securities denominated or generally quoted in a specific currency. The Fund utilizes currency cross hedging by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or expects to have an exposure. The Fund may engage in proxy hedging in order to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its portfolio securities. Proxy hedging is often used when it is generally difficult to hedge a currency to which the Fund is exposed against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some of the Fund’s securities are (or are expected to be) denominated and to buy dollars. The amount of the contract would not exceed the market value of the Fund’s portfolio securities denominated in linked currencies.

A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price in the future. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

These contracts may involve market risk in excess of the unrealized gain or loss. The Fund could be exposed to risk if the value of the currency declines relative to the U.S. dollar. A transaction may be affected unfavorably by factors that affect the subject currencies, including economic, political and legal developments and exchange control regulations. Additionally, the Fund could be exposed to loss if counterparties are unable to meet the terms of the contracts. If a counterparty defaults, the Fund will have contractual remedies. There is no assurance, however, that the counterparty will be able to meet its obligations or that the Fund will succeed in pursuing contractual remedies. Thus, the Fund assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant these transactions.

During the period, the Fund used foreign currency exchange contracts to gain exposure to foreign currency. In addition, the Fund used foreign currency exchange contracts to enhance potential gains, hedge against anticipated currency exchange rates and to maintain the liquidity and diversity of the portfolio.

The following summarizes the foreign currency exchange contracts held as of May 31, 2009:

	Principal	Principal
	Amount	Amount		Unrealized
	Covered by	Covered by	Settlement	Appreciation
Currency	Contract	Contract (USD)	Date	(Depreciation)
Buys
Euro	7,241,717	9,687,607	June 09	$548,033
Euro	4,525,268	5,8669,978	June 09	529,159
Japanese Yen	2,303,820,020	23,404,243	June 09	782,641
Japanese Yen	899,055,489	9,093,953	June 09	344,870
New Zealand Dollar	7,220,057	4,000,634	June 09	617,999
Norwegian Krone	5,253,136	797,455	June 09	35,374

14

Pound Sterling	2,708,189	4,074,068	June 09	302,788
Swedish Krona	184,809,288	21,522,547	June 09	2,898,731
Swedish Krona	239,193,353	28,226,823	June 09	3,380,935
Swiss Franc	19,608,772	16,780,244	June 09	1,588,744
Swiss Franc	19,608,772	16,726,895	June 09	1,642,093
				$12,671,367

Sells
Australian Dollar	20,056,306	14,048,440	June 09	($1,986,087)
Canadian Dollar	21,988,116	17,846,758	June 09	(2,297,359)
Danish Krone	19,546,124	3,379,344	June 09	(329,588)
Euro	3,182,000	4,413,561	June 09	(83,964)
Euro	4,319,000	5,978,118	June 09	(126,475)
Euro	2,218,874	2,980,602	June 09	(155,615)
Hong Kong Dollar	67,814,683	8,752,766	June 09	2,604
Japanese Yen	614,250,000	6,353,538	June 09	(95,227)
Japanese Yen	883,841,789	9,117,043	June 09	(162,058)
Norwegian Krone	5,253,136	797,943	June 09	(34,886)
Pound Sterling	9,393,410	13,674,118	June 09	(1,507,098)
Pound Sterling	1,846,000	2,925,976	June 09	(57,448)
Pound Sterling	9,393,410	13,645,995	June 09	(1,535,221)
Pound Sterling	1,726,000	2,745,759	June 09	(43,727)
Singapore Dollar	3,479,586	3,479,586	June 09	(60,858)
Singapore Dollar	7,289,359	4,831,550	June 09	(214,840)
Swedish Krona	23,719,000	3,104,541	June 09	(29,762)
Swiss Franc	2,057,000	1,877,971	June 09	(48,973)
Swiss Franc	1,890,000	1,741,358	June 09	(29,145)
Swiss Franc	3,543,044	3,128,391	June 09	(190,640)
				($8,986,367)

DERIVATIVES NOT
ACCOUNTED FOR AS	ASSET	LIABILITY
HEDGING INSTRUMENTS	DERIVATIVES	DERIVATIVES
UNDER FAS 133	FAIR VALUE	FAIR VALUE
Interest rate contracts	-	-
Foreign exchange contracts	$12,673,972	($8,988,971)
Credit contracts	-	-
Equity contracts*	2,435,482	(5,479,695)
Total	$15,109,454	($14,468,666)

* Includes cumulative appreciation/depreciation of futures contracts.

The amounts shown above are included with the amounts presented in the tables under “Futures” and “Foreign Forward Currency Contracts”.

Risk and uncertainties
Risks associated with foreign investments
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers.

15

Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

16

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Core Fund.

660Q1 5/09
7/09

John Hancock
MUTUAL FUNDS

John Hancock Growth Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2009

Growth Opportunities Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Common stocks 95.35%		$46,785,779
(Cost $54,261,199)

Advertising 0.11%		53,757
Arbitron, Inc.	2,700	53,757

Aerospace & Defense 1.07%		522,494
Aerovironment, Inc. (I)	2,500	69,800
American Science & Engineering, Inc.	1,600	100,048
Applied Signal Technology, Inc.	1,000	20,930
Argon ST, Inc.	3,100	64,232
Axsys Technologies, Inc. (I)	1,500	73,620
DigitalGlobe, Inc. (I)	19	343
Stanley, Inc. (I)	2,000	52,180
Teledyne Technologies, Inc. (I)	4,300	141,341

Agricultural Products 0.25%		121,877
Darling International, Inc. (I)	16,100	121,877

Air Freight & Logistics 0.40%		198,276
Forward Air Corp.	3,600	76,752
Hub Group, Inc. (Class A) (I)	5,400	106,704
Pacer International, Inc.	5,700	14,820

Airlines 1.88%		920,359
Airtran Holdings, Inc. (I)	8,200	41,574
Alaska Air Group, Inc. (I)	100	1,557
Allegiant Travel Co. (I)	500	20,170
AMR Corp. (I)	45,900	204,255
Continental Airlines, Inc. (Class B) (I)	100	932
Copa Holdings SA (Class A)	4,500	156,690
Delta Air Lines, Inc. (I)	84,600	491,526
Hawaiian Holdings, Inc. (I)	500	2,630
Skywest, Inc.	100	1,025

Alternative Carriers 0.10%		49,077
Premiere Global Services, Inc. (I)	4,100	49,077

Apparel Retail 4.44%		2,177,031
Aeropostale, Inc. (I)	14,200	491,604
American Eagle Outfitters, Inc.	7,300	108,113
Buckle, Inc.	7,825	279,979
Cato Corp. (Class A)	300	5,772
Charlotte Russe Holding, Inc. (I)	100	1,015
Finish Line, Inc.	12,500	86,375
Foot Locker, Inc.	100	1,111
JOS. A. Bank Clothiers, Inc. (I)	2,200	83,270
New York & Co., Inc. (I)	4,300	15,480
Ross Stores, Inc.	28,200	1,104,312

Apparel, Accessories & Luxury Goods 0.87%		428,654
True Religion Apparel, Inc. (I)	7,900	182,174
Warnaco Group, Inc. (I)	7,800	246,480

Application Software 2.07%		1,016,726
ACI Worldwide, Inc. (I)	5,300	79,023
Compuware Corp. (I)	41,500	316,645
Net 1 UEPS Technologies, Inc. (I)	4,400	53,724

Growth Opportunities Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Application Software (continued)
Parametric Technology Corp. (I)	14,100	163,278
Pegasystems, Inc.	7,900	209,666
Solera Holdings, Inc. (I)	3,500	80,150
Tyler Technologies, Inc. (I)	6,800	114,240

Asset Management & Custody Banks 1.55%		760,632
Cohen & Steers, Inc. (L)	2,600	40,118
Eaton Vance Corp.	7,300	197,830
Federated Investors, Inc. (Class B)	12,000	300,360
Gamco Investors, Inc.	1,500	78,825
SEI Investments Co.	9,300	143,499

Auto Parts & Equipment 0.15%		73,160
Exide Technologies (I)	8,500	52,020
Fuel Systems Solutions, Inc. (I)	1,000	21,140

Automotive Retail 1.41%		692,958
Advance Auto Parts, Inc.	11,850	504,692
Monro Muffler, Inc.	300	8,016
O'Reilly Automotive, Inc. (I)	5,000	180,250

Biotechnology 4.94%		2,421,337
Abraxis Bioscience, Inc. (I)	2,800	143,696
Acorda Therapeutics, Inc. (I)	3,700	91,353
Allos Therapeutics, Inc. (I)	600	4,368
Cephalon, Inc. (I)(L)	4,400	256,564
Cougar Biotechnology, Inc. (I)	5,100	219,249
Cubist Pharmaceuticals, Inc.	3,200	54,592
Emergent Biosolutions, Inc. (I)	18,800	205,672
Isis Pharmaceuticals, Inc. (I)	2,500	34,500
Momenta Pharmaceuticals, Inc. (I)	2,200	19,294
Myriad Genetics, Inc. (I)	33,600	1,214,975
NPS Pharmaceuticals, Inc. (I)	4,800	15,936
Onyx Pharmaceuticals, Inc. (I)	400	9,464
PDL BioPharma, Inc.	600	4,170
Rigel Pharmaceuticals, Inc. (I)	5,100	42,534
Savient Pharmaceuticals, Inc. (I)	100	635
Vertex Pharmaceuticals, Inc. (I)	3,500	104,335

Building Products 0.16%		77,727
American Woodmark Corp.	700	13,447
Lennox International, Inc.	400	12,404
Masco Corp.	100	1,036
Quanex Building Products Corp.	3,800	41,952
Trex Co., Inc. (I)	800	8,888

Coal & Consumable Fuels 0.08%		38,425
International Coal Group, Inc. (I)(L)	9,500	30,400
USEC, Inc. (I)	1,500	8,025

Commodity Chemicals 0.20%		95,797
Calgon Carbon Corp. (I)	2,900	33,437
Innophos Holdings, Inc.	4,000	62,360

Communications Equipment 2.04%		1,001,724
Adtran, Inc.	3,100	64,418
Airvana, Inc. (I)	2,100	12,348

Growth Opportunities Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Communications Equipment (continued)
Arris Group, Inc. (I)	200	2,424
Cogo Group, Inc. (I)	1,400	9,114
F5 Networks, Inc. (I)	19,000	603,440
InterDigital, Inc. (I)	9,700	248,514
Polycom, Inc. (I)	2,700	46,737
Tekelec (I)	800	13,064
Tellabs, Inc. (I)	300	1,665

Computer Hardware 0.17%		81,364
Diebold, Inc.	500	12,360
Silicon Graphics International Corp. (I)	200	1,014
Stratasys, Inc. (I)	6,500	67,990

Computer Storage & Peripherals 0.27%		133,456
Synaptics, Inc. (I)(L)	3,800	133,456

Construction & Engineering 0.96%		471,593
Aecom Technology Corp. (I)	400	12,764
EMCOR Group, Inc. (I)	5,400	121,338
MasTec, Inc. (I)	15,500	200,725
Michael Baker Corp. (I)	400	16,812
Quanta Services, Inc. (I)	200	4,562
URS Corp. (I)	2,400	115,392

Construction & Farm Machinery & Heavy Trucks 0.98%		480,746
Force Protection, Inc. (I)	1,200	10,356
FreightCar America, Inc.	200	3,346
Sauer-Danfoss, Inc.	3,400	17,476
Wabtec Corp.	12,600	449,568

Construction Materials 0.04%		20,454
Headwaters, Inc. (I)	3,100	12,307
Martin Marietta Materials, Inc.	100	8,147

Consumer Electronics 0.19%		92,214
Universal Electronics, Inc. (I)	4,700	92,214

Consumer Finance 1.01%		497,721
Cash America International, Inc.	5,400	124,308
Credit Acceptance Corp. (I)	2,700	57,564
Ezcorp, Inc. (Class A) (I)	12,900	156,735
First Cash Financial Services, Inc. (I)	4,300	64,973
World Acceptance Corp. (I)(L)	4,700	94,141

Data Processing & Outsourced Services 3.02%		1,483,070
Alliance Data Systems Corp. (I)(L)	4,600	186,300
Cass Information Systems, Inc.	2,800	87,304
CSG Systems International, Inc. (I)	8,500	117,045
Global Payments, Inc.	16,100	578,956
Hewitt Associates, Inc. (I)	7,600	220,400
Lender Processing Services, Inc.	100	2,905
Syntel, Inc.	8,000	229,840
TNS, Inc. (I)	3,200	60,320

Diversified Banks 0.00%		2,168
Comerica, Inc.	100	2,168

Growth Opportunities Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Diversified Chemicals 0.83%		407,392
FMC Corp.	7,200	391,320
ShengdaTech, Inc. (I)	4,100	16,072

Diversified Metals & Mining 0.09%		42,904
Compass Minerals International, Inc.	800	42,904

Diversified Support Services 0.25%		120,612
Healthcare Services Group, Inc.	6,900	120,612

Education Services 3.21%		1,576,936
Corinthian Colleges, Inc. (I)	28,400	436,792
ITT Educational Services, Inc. (I)	12,300	1,129,016
Universal Technical Institute, Inc. (I)	800	11,128

Electrical Components & Equipment 1.15%		565,465
Acuity Brands, Inc.	1,600	43,488
Franklin Electric Co., Inc.	900	21,402
GrafTech International, Ltd. (I)	3,200	32,544
II-VI, Inc. (I)	2,700	64,800
Polypore International, Inc. (I)	12,000	119,280
Powell Industries, Inc. (I)	800	31,432
Woodward Governor Co.	12,300	252,519

Electronic Equipment & Instruments 1.23%		605,227
Cogent, Inc. (I)	2,800	28,140
Cognex Corp.	1,100	14,399
FARO Technologies, Inc. (I)	3,400	52,462
FLIR Systems, Inc. (I)	17,200	386,312
MTS Systems Corp.	300	6,654
Rofin-Sinar Technologies, Inc. (I)	5,200	117,260

Electronic Manufacturing Services 0.28%		137,268
Jabil Circuit, Inc.	9,000	70,470
Multi-Fineline Electronix, Inc. (I)	400	7,660
Plexus Corp. (I)	2,800	51,128
TTM Technologies, Inc. (I)	900	8,010

Environmental & Facilities Services 1.06%		521,959
American Ecology Corp.	6,400	121,920
Rollins, Inc.	4,900	81,879
Standard Parking Corp. (I)	300	4,479
Team, Inc. (I)	3,200	45,280
Tetra Tech, Inc. (I)	6,300	161,721
Waste Connections, Inc. (I)	4,200	106,680

Fertilizers & Agricultural Chemicals 1.48%		727,909
Scotts Miracle-Gro Co. (Class A)	17,900	613,970
Terra Industries, Inc.	4,100	113,939

Food Distributors 0.06%		27,276
United Natural Foods, Inc. (I)	1,200	27,276

Food Retail 0.39%		190,600
Arden Group, Inc. (Class A)	1,100	140,800
Pantry, Inc. (I)	2,500	49,800

Growth Opportunities Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Footwear 0.18%		87,164
Wolverine World Wide, Inc.	4,400	87,164

General Merchandise Stores 3.78%		1,853,487
Big Lots, Inc. (I)	12,800	294,528
Dollar Tree, Inc. (I)	30,900	1,383,393
Family Dollar Stores, Inc.	5,800	175,566

Health Care Distributors 0.31%		151,781
Owens & Minor, Inc.	4,100	143,746
PSS World Medical, Inc. (I)	500	8,035

Health Care Equipment 4.65%		2,282,907
ABIOMED, Inc. (I)	7,000	41,790
American Medical Systems Holdings, Inc. (I)	6,000	91,020
Conmed Corp. (I)	500	7,875
Cryolife, Inc. (I)	5,600	26,264
Cyberonics, Inc. (I)	4,100	59,409
Edwards Lifesciences Corp. (I)	12,700	810,768
Exactech, Inc. (I)	2,300	36,800
Kensey Nash Corp. (I)	3,400	85,136
Natus Medical, Inc. (I)	5,300	54,166
ResMed, Inc. (I)	4,200	155,694
Somanetics Corp. (I)	300	5,043
STERIS Corp.	14,200	335,546
Thoratec Corp. (I)	20,300	509,124
Volcano Corp. (I)	5,200	64,272

Health Care Facilities 0.62%		305,512
Ensign Group, Inc.	1,000	14,900
National Healthcare Corp.	1,200	46,092
Tenet Healthcare Corp. (I)	65,500	237,765
US Physical Therapy, Inc. (I)	500	6,755

Health Care Services 3.31%		1,625,677
Almost Family, Inc. (I)	5,500	146,080
AMN Healthcare Services, Inc. (I)	1,200	8,640
CardioNet, Inc. (I)	3,800	67,298
Catalyst Health Solutions, Inc. (I)	4,800	102,672
Chemed Corp.	5,000	191,350
Corvel Corp. (I)	5,300	113,632
Cross Country Healthcare, Inc. (I)	900	6,984
Emergency Medical Services Corp. (I)	2,800	86,800
Genoptix, Inc. (I)	500	14,540
Gentiva Health Services, Inc. (I)	4,600	73,278
Healthways, Inc. (I)	3,300	39,501
HMS Holdings Corp. (I)	3,300	115,995
Landauer, Inc.	2,300	132,549
LHC Group, Inc. (I)	8,800	203,016
Lincare Holdings, Inc. (I)	7,400	161,172
Odyssey HealthCare, Inc. (I)	1,100	10,802
Omnicare, Inc.	5,600	151,368

Health Care Supplies 0.89%		438,921
Haemonetics Corp. (I)	3,000	159,690
ICU Medical, Inc. (I)	1,200	43,392
Immucor, Inc. (I)	2,400	36,120

Growth Opportunities Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value
Health Care Supplies (continued)
Merit Medical Systems, Inc. (I)	12,700	173,863
West Pharmaceutical Services, Inc.	800	25,856

Health Care Technology 0.02%		10,260
Computer Programs & Systems, Inc.	300	10,260

Heavy Electrical Equipment 0.12%		59,075
AZZ, Inc. (I)	1,700	59,075

Home Entertainment Software 0.14%		68,041
Renaissance Learning, Inc.	5,700	55,917
Take-Two Interactive Software, Inc.	1,400	12,124

Home Furnishings 0.09%		45,223
Tempur-Pedic International, Inc.	4,100	45,223

Homebuilding 0.38%		185,816
Centex Corp.	200	1,686
NVR, Inc. (I)	100	49,490
Pulte Homes, Inc. (L)	15,300	134,640

Homefurnishing Retail 0.01%		6,312
Haverty Furniture Cos., Inc.	600	6,312

Household Products 0.42%		205,875
Church & Dwight Co., Inc.	2,700	135,729
WD-40 Co.	2,700	70,146

Housewares & Specialties 0.03%		16,296
National Presto Industries, Inc.	200	16,296

Human Resource & Employment Services 0.76%		372,687
Robert Half International, Inc.	9,300	198,927
TrueBlue, Inc. (I)	800	6,824
Watson Wyatt Worldwide, Inc.	4,400	166,936

Industrial Conglomerates 0.33%		162,014
Raven Industries, Inc.	5,900	162,014

Industrial Gases 0.40%		194,396
Airgas, Inc.	4,600	194,396

Industrial Machinery 2.00%		979,092
Badger Meter, Inc.	3,800	154,356
Chart Industries, Inc. (I)	2,100	44,583
CIRCOR International, Inc.	1,000	24,400
CLARCOR, Inc.	2,100	60,186
Colfax Corp. (I)	1,800	14,652
Donaldson Co., Inc.	3,800	128,022
Dynamic Materials Corp.	2,900	52,026
EnPro Industries, Inc. (I)	700	12,327
ESCO Technologies, Inc. (I)	4,200	170,604
Gorman-Rupp Co. (L)	7,200	151,200
Kaydon Corp.	700	24,080
Mueller Industries, Inc.	500	10,985
Nordson Corp.	1,800	69,120
Pall Corp.	1,100	28,248

Growth Opportunities Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Industrial Machinery (continued)
Pentair, Inc.	100	2,503
Sun Hydraulics, Inc.	2,000	31,800

Insurance Brokers 0.40%		194,728
Brown & Brown, Inc.	10,100	194,728

Integrated Telecommunication Services 0.31%		153,334
Frontier Communications Corp.	7,800	56,784
Shenandoah Telecommunications Co.	5,000	96,550

Internet Retail 0.55%		268,909
1-800-Flowers.com, Inc. (Class A) (I)	7,300	17,009
NetFlix, Inc. (I)(L)	5,000	197,100
NutriSystem, Inc.	4,000	54,800

Internet Software & Services 1.42%		694,265
Bankrate, Inc. (I)	900	27,099
Digital River, Inc. (I)	5,900	224,967
Earthlink, Inc. (I)	12,800	100,352
j2 Global Communications, Inc. (I)	7,400	165,020
VistaPrint Ltd. (I)	1,300	49,777
Websense, Inc. (I)	7,000	127,050

Investment Banking & Brokerage 1.16%		569,956
Greenhill & Co., Inc.	5,100	374,850
Knight Capital Group, Inc. (I)	4,700	80,887
optionsXpress Holdings, Inc.	4,900	83,741
Stifel Financial Corp. (I)	700	30,478

IT Consulting & Other Services 1.81%		887,837
CACI International, Inc. (Class A) (I)	1,000	38,370
Forrester Research, Inc. (I)	5,000	115,850
Gartner, Inc. (I)	1,700	26,095
Integral Systems, Inc. (I)	14,100	107,160
Mantech International Corp. (I)	10,800	414,180
MAXIMUS, Inc.	200	7,980
NCI, Inc. (I)	2,500	62,900
SAIC, Inc. (I)	6,600	115,302

Leisure Products 0.09%		44,478
Polaris Industries, Inc. (L)	1,400	44,478

Life Sciences Tools & Services 1.61%		788,652
Albany Molecular Research, Inc. (I)	2,500	21,875
Bruker Corp. (I)	3,200	20,896
eResearch Technology, Inc. (I)	10,900	65,291
Kendle International, Inc. (I)	1,200	12,480
Luminex Corp. (I)	8,800	139,480
Medivation, Inc. (I)(L)	1,100	24,915
Paraxel International Corp. (I)	5,900	60,770
Sequenom, Inc. (I)	13,200	43,428
Techne Corp.	5,300	319,431
Varian, Inc. (I)	2,300	80,086

Managed Health Care 0.17%		84,106
Centene Corp. (I)	1,700	30,906
WellCare Health Plans, Inc. (I)	2,800	53,200

Growth Opportunities Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Marine 0.03%		12,701
TBS International, Ltd. (I)(L)	1,300	12,701

Metal & Glass Containers 0.37%		180,734
Greif Corp. (Class A)	2,000	96,640
Silgan Holdings, Inc.	1,900	84,094

Mortgage REIT's 0.01%		6,584
Anworth Mortgage Asset Corp., REIT	100	666
MFA Financial, Inc., REIT	100	626
Walter Investment Management Corp., REIT	392	5,292

Movies & Entertainment 1.78%		871,556
DreamWorks Animation SKG, Inc. (Class A) (I)	13,300	370,538
Marvel Entertainment, Inc. (I)	15,100	501,018

Multi-Line Insurance 0.01%		4,284
American Financial Group, Inc.	200	4,284

Multi-Utilities 0.11%		54,648
Centerpoint Energy, Inc.	5,400	54,648

Office REIT's 0.30%		146,657
Digital Realty Trust, Inc., REIT	4,100	146,657

Office Services & Supplies 0.11%		55,450
Herman Miller, Inc.	1,900	27,037
Knoll, Inc.	4,100	28,413

Oil & Gas Drilling 0.27%		130,494
Patterson-UTI Energy, Inc.	9,100	130,494

Oil & Gas Equipment & Services 1.11%		546,195
Carbo Ceramics, Inc. (L)	3,500	132,370
Dawson Geophysical Co. (I)	800	21,488
Lufkin Industries, Inc.	1,900	86,222
Oceaneering International, Inc. (I)	700	35,994
Oil States International, Inc. (I)	3,900	101,907
PHI, Inc. (I)	1,600	25,264
RPC, Inc.	6,400	66,240
T-3 Energy Services, Inc. (I)	2,000	29,040
Tidewater, Inc.	1,000	47,670

Oil & Gas Exploration & Production 2.89%		1,417,284
Arena Resources, Inc. (I)	2,900	103,878
Clayton Williams Energy, Inc. (I)	900	22,068
Comstock Resources, Inc. (I)	10,800	430,164
Concho Resources, Inc. (I)	3,600	115,380
Encore Aquisition Co. (I)	1,300	46,137
Goodrich Petroleum Corp. (I)	2,400	64,128
Mariner Energy, Inc. (I)	5,900	85,314
McMoRan Exploration Co. (I)	8,600	58,308
Penn Virginia Corp.	1,400	26,768
PetroHawk Energy Corp. (I)	4,300	108,360
Petroleum Development Corp. (I)	1,900	34,409
PetroQuest Energy, Inc. (I)	6,700	37,118
Vaalco Energy, Inc. (I)	1,500	6,840
W&T Offshore, Inc.	8,000	81,600

Growth Opportunities Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Oil & Gas Exploration & Production (continued)
Whiting Petroleum Corp. (I)	4,200	196,812

Oil & Gas Refining & Marketing 1.37%		671,090
Frontier Oil Corp.	21,100	368,617
Holly Corp.	2,700	65,313
Tesoro Corptesoro Corp.	14,000	237,160

Oil & Gas Storage & Transportation 0.52%		256,325
Frontline, Ltd. (L)	7,700	180,026
Golar LNG, Ltd.	2,500	19,325
Knightsbridge Tankers, Ltd.	2,400	35,928
Ship Finance International, Ltd.	1,700	21,046

Packaged Foods & Meats 1.78%		875,251
Cal-Maine Foods, Inc.	10,100	246,844
Dean Foods Co. (I)	19,500	366,600
Lancaster Colony Corp.	3,100	142,817
Ralcorp Holdings, Inc. (I)	1,200	68,724
Sanderson Farms, Inc.	1,100	47,971
Tootsie Roll Industries, Inc. (L)	102	2,295

Paper Packaging 0.22%		107,464
Rock-Tenn Co. (Class A)	2,800	107,464

Personal Products 0.38%		188,202
Alberto-Culver Co.	300	6,972
NBTY, Inc. (I)	3,200	79,008
Nu Skin Enterprises, Inc. (Class A)	5,400	78,354
USANA Health Sciences (I)	900	23,868

Pharmaceuticals 1.78%		875,099
Cadence Pharmaceuticals, Inc. (I)	1,000	10,600
Medicines Co. (I)	8,800	67,408
Noven Pharmaceuticals, Inc. (I)	2,600	28,860
Perrigo Co.	900	24,174
Valeant Pharmaceuticals International (I)(L)	22,800	524,172
Viropharma, Inc. (I)	300	2,085
Watson Pharmaceuticals, Inc. (I)	7,200	217,800

Property & Casualty Insurance 0.28%		139,154
Argo Group International Holdings, Ltd. (I)	200	5,608
Aspen Insurance Holdings, Ltd.	100	2,309
Axis Capital Holdings, Ltd.	5,100	121,788
First American Corp.	100	2,282
Tower Group, Inc.	300	7,167

Publishing 0.01%		3,225
Valassis Communications, Inc. (I)	500	3,225

Railroads 0.38%		185,088
Genesee & Wyoming, Inc. (Class A) (I)	6,400	185,088

Regional Banks 0.64%		312,460
First Financial Bankshares, Inc. (L)	1,300	63,479
First Horizon National Corp.	200	2,428
FirstMerit Corp.	101	1,753
Hancock Holding Co.	600	20,958

Growth Opportunities Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Regional Banks (continued)
S.Y. Bancorp, Inc.	400	9,912
Signature Bank (I)	300	8,115
SunTrust Banks, Inc. (I)	100	1,317
SVB Financial Group (I)	2,200	59,290
Westamerica Bancorp	2,800	145,208

Research & Consulting Services 1.22%		600,207
Dun & Bradstreet Corp.	3,900	318,981
Exponent, Inc. (I)	3,400	89,318
Navigant Consulting Co. (I)	4,600	54,786
Resources Connection, Inc. (I)	7,400	137,122

Residential REIT's 0.15%		73,260
Home Properties, Inc. REIT	2,200	73,260

Restaurants 1.81%		887,457
Brinker International, Inc.	11,800	211,220
Buffalo Wild Wings, Inc. (I)(L)	1,100	39,050
CEC Entertainment, Inc. (I)	4,300	138,159
Cracker Barrel Old Country Store, Inc.	2,300	72,266
Panera Bread Co. (Class A) (I)	4,000	212,960
Papa John's International, Inc. (I)	4,000	108,400
PF Chang's China Bistro, Inc. (I)	3,300	105,402

Security & Alarm Services 0.41%		202,084
Brink's Co.	7,600	202,084

Semiconductor Equipment 0.12%		56,945
Cymer, Inc. (I)	400	11,104
MKS Instruments, Inc. (I)	900	12,159
Novellus Systems, Inc. (I)	1,400	25,102
Teradyne, Inc. (I)	1,200	8,580

Semiconductors 2.48%		1,217,134
Cypress Semiconductor Corp. (I)	16,000	137,600
IXYS Corp.	7,100	67,237
Micrel, Inc.	14,100	103,635
Microsemi Corp. (I)	5,800	78,068
Monolithic Power Systems, Inc. (I)	500	10,355
Netlogic Microsystems, Inc. (I)	1,500	49,080
ON Semiconductor Corp. (I)	4,200	28,770
PMC-Sierra, Inc. (I)	17,200	130,548
Semtech Corp. (I)	8,500	136,765
Silicon Image, Inc. (I)	28,000	66,360
Silicon Laboratories, Inc. (I)	1,400	47,068
Skyworks Solutions, Inc. (I)	18,900	180,117
Supertex, Inc. (I)	1,500	36,735
Volterra Semiconductor Corp. (I)	10,600	144,796

Soft Drinks 0.94%		462,924
Hansen Natural Corp. (I)	11,800	432,824
National Beverage Corp. (I)	2,800	30,100

Specialized Consumer Services 0.32%		159,180
Brink's Home Security Holdings, Inc. (I)	500	14,400
Hillenbrand, Inc.	3,500	60,060
Pre-Paid Legal Services, Inc. (I)(L)	2,000	84,720

Growth Opportunities Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Specialized Finance 0.10%		50,703
Interactive Brokers Group Inc. (Class A) (I)	1,700	25,279
Life Partners Holdings, Inc. (L)	1,600	25,424

Specialized REIT's 0.22%		107,125
Nationwide Health Properties, Inc., REIT	1,500	39,855
Potlatch Corp., REIT	1,500	39,270
Rayonier, Inc., REIT	700	28,000

Specialty Chemicals 0.85%		418,438
Balchem Corp.	4,500	108,540
Minerals Technologies, Inc.	300	11,736
NewMarket Corp.	2,900	210,453
Quaker Chemical Corp.	2,400	33,096
Stepan Co.	1,300	54,613

Specialty Stores 0.76%		370,835
Hibbett Sports, Inc. (I)	2,500	45,075
PetSmart, Inc.	16,000	325,760

Steel 0.15%		71,658
Olympic Steel, Inc.	2,700	49,842
Schnitzer Steel Industries, Inc.	400	21,816

Systems Software 2.84%		1,393,584
Macrovision Solutions Corp. (I)	1,800	40,626
McAfee, Inc. (I)	6,200	243,226
Opnet Technologies, Inc.	1,000	10,160
Quality Systems (L)	6,500	324,545
Radiant Systems, Inc. (I)	5,000	37,750
Sybase, Inc. (I)	18,600	605,058
TeleCommunication Systems, Inc. (I)	17,700	132,219

Technology Distributors 0.33%		161,422
Arrow Electronics, Inc. (I)	900	21,771
Avnet, Inc. (I)	2,700	62,127
Ingram Micro, Inc. (Class A) (I)	200	3,304
Scansource, Inc. (I)	3,000	74,220

Thrifts & Mortgage Finance 0.53%		261,867
Capitol Federal Financial	4,100	172,569
Oritani Financial Corp. (I)	6,600	89,298

Trading Companies & Distributors 1.56%		765,043
Applied Industrial Technologies, Inc.	2,200	45,694
Beacon Roofing Supply, Inc. (I)	12,600	182,700
DXP Enterprises, Inc. (I)	800	11,840
MSC Industrial Direct Co., Inc. (Class A)	7,300	265,574
Titan Machinery, Inc. (I)	4,300	54,008
Watsco, Inc.	3,300	162,459
WESCO International, Inc. (I)	1,600	42,768

Trucking 1.56%		766,312
Heartland Express, Inc.	5,800	91,060
J.B. Hunt Transport Services, Inc.	12,400	381,052
Knight Transportation, Inc.	4,500	79,830
Landstar System, Inc.	1,200	45,600
Old Dominion Freight Lines, Inc. (I)	5,500	161,975

Growth Opportunities Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer		Shares	Value

Trucking (continued)
Universal Truckload Services, Inc.		500	6,795

Wireless Telecommunication Services 0.30%			146,510
Syniverse Holdings, Inc. (I)		9,800	146,510

	Interest
Issuer, description	rate	Shares	Value
Short-term investments 8.34%			$4,094,499
(Cost $4,094,499)

Cash Equivalents 3.95%			1,941,499
John Hancock Collateral Investment Trust (T)(W)	0.7339% (Y)	194,150	1,941,499
		Par value
		(000)	Value
Repurchase Agreement 4.39%			2,153,000
Repurchase Agreement with State Street Corp. dated 5-29-09 at
0.07% to be repurchased at $2,153,013 on 6-1-09, collateralized by
$2,150,000 Federal Home Loan Mortgage Corp., 5.26% due 8-14-
18 (valued at $2,201,063, including interest)		$2,153	2,153,000

Total investments (Cost $58,355,698)† 103.69%			$50,880,278

Other assets and liabilities, net (3.69%)			($1,811,916)

Total net assets 100.00%			$49,068,362

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

REIT Real Estate Investment Trust

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of May 31, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) The rate shown is the annualized seven-day yield as of May 31, 2009.

† At May 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $58,679,543. Net unrealized depreciation aggregated $7,799,265, of which $2,244,328 related to appreciated investment securities and $10,043,593 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Investments in John Hancock Collateral Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. JHCIT is a floating rate fund investing in high quality money market instruments.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

13

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$48,727,278	$235,419
Level 2 – Other Significant Observable Inputs	2,153,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$50,880,278	$235,419

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, are stated at market value.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. The Fund may receive compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Financial instruments

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires the Fund to disclose information to assist investors in understanding how the Fund uses derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133) and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. This disclosure for the period ended May 31, 2009 is presented in accordance with FAS 161 and is included as part of the Notes to the Schedule of Investments.

14

Futures

The Fund may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. The Fund uses futures contracts to manage against a decline in the value of securities owned by the Fund due to anticipated interest rate, currency or market changes. In addition, the Fund will use futures contracts for duration management or to gain exposure to a securities market.

An index futures contract (index future) is a contract to buy a certain number of units of the relevant index at a fixed price and specific future date. The Fund may invest in index futures as a means of gaining exposure to securities without investing in them directly, thereby allowing the Fund to invest in the underlying securities over time. Investing in index futures also permits the Fund to maintain exposure to common stocks without incurring the brokerage costs associated with investment in individual common stocks.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver such instrument at an agreed upon date for a specified price. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market and the inability of the counterparty to meet the terms of the contract.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed.

During the period, the Fund used futures to enhance potential gain, manage duration of the Fund, gain exposure to certain securities markets and maintain diversity and liquidity of the Fund. The following summarizes the open futures contracts held as of May 31, 2009:

	Number of			Notional	Unrealized
Open Contracts	Contracts	Position	Expiration	Value	Appreciation
Russell 2000 Mini Index Futures	22	Long	June 2009	1,102,860	$109,744
S&P Mid Cap 400 E-mini Index Futures	19	Long	June 2009	1,092,500	125,675
Total					$235,419

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at May 31, 2009 by risk category:

Derivatives Not Accounted For As
Hedging Instruments Under FAS 133	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Interest rate contracts	-	-
Foreign exchange contracts	-	-
Credit Contracts	-	-
Equity Contracts*	$235,419	-
Total	$235,419	-

* Includes cumulative appreciation/depreciation of futures contracts.

The amounts shown above are included with the amounts presented in the tables under “Futures”.

15

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Growth Opportunities Fund.

840Q1 5/09
7/09

John Hancock
MUTUAL FUNDS

John Hancock International Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2009

International Growth Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Common stocks 88.15%		$57,898,270
(Cost $63,303,044)

Australia 5.21%		3,424,447
BHP Billiton, Ltd.	12,249	344,126
Brambles, Ltd.	32,395	153,823
CSL, Ltd.	10,738	251,454
Foster's Group, Ltd.	16,592	65,166
Newcrest Mining, Ltd. (I)	3,846	101,802
Origin Energy, Ltd.	30,414	361,010
QBE Insurance Group, Ltd.	18,806	294,530
Rio Tinto, Ltd.	2,897	151,275
Telstra Corp., Ltd.	67,055	167,215
Westpac Banking Corp., Ltd.	8,431	128,088
Woodside Petroleum, Ltd.	16,092	561,427
Woolworths, Ltd.	38,006	773,439
Worleyparsons, Ltd.	3,929	71,092

Austria 0.09%		59,374
Oesterreichische Elektrizitaetswirtschafts AG, Class A	1,096	59,374

Belgium 0.89%		586,898
Anheuser-Busch InBev NV	9,869	348,819
Belgacom SA	2,708	85,112
Colruyt SA (I)	649	152,967

Bermuda 0.05%		32,672
Frontline, Ltd.	1,375	32,672

Canada 4.43%		2,909,002
Agrium, Inc.	2,600	126,958
Barrick Gold Corp.	8,600	325,882
BCE, Inc.	3,200	73,130
Canadian National Railway Co.	11,600	499,275
Canadian Natural Resources, Ltd.	2,700	160,034
Canadian Pacific Railway, Ltd.	1,700	69,137
Enbridge, Inc.	5,400	191,417
EnCana Corp.	1,900	104,420
Husky Energy, Inc.	3,000	92,082
Imperial Oil, Ltd.	1,700	69,106
Potash Corp. of Saskatchewan, Inc.	2,500	288,299
Research In Motion, Ltd. (I)	2,600	203,689
Rogers Communications, Inc.	6,700	198,959
Shaw Communications, Inc.	12,600	218,127
Shoppers Drug Mart Corp.	7,100	288,487

Denmark 1.88%		1,236,617
A P Moller Maersk AS, Series A	7	43,293
H. Lundbeck AS	2,600	58,271
Novo Nordisk AS	14,235	741,260
Rockwool International AS, B Shares	322	25,376
Sydbank AS	1,344	29,025
Vestas Wind Systems AS (I)	4,638	339,392

Finland 0.44%		288,545
Nokia AB Oyj	15,882	243,252
YIT Oyj	4,274	45,293

International Growth Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

France 5.72%		3,756,816
Air Liquide SA	2,342	217,856
Dassault Systemes SA	1,474	66,139
Electricite de France (L)	1,370	71,832
Essilor International SA (L)	4,805	221,356
France Telecom SA (L)	3,370	82,401
Groupe Danone (L)	4,149	206,733
Hermes International (L)	1,712	231,011
L'Oreal SA	3,529	279,012
Neopost SA	406	33,887
Sanofi-Aventis SA	24,703	1,573,721
Societe Generale	200	250,339
Total SA (L)	3,151	182,391
Unibail-Rodamco, REIT	745	119,901
Vallourec SA (L)	1,743	220,237

Germany 4.36%		2,861,019
Adidas AG (L)	2,864	104,799
Beiersdorf AG	3,159	155,490
Deutsche Telekom AG	39,393	453,051
Fresenius Medical Care AG & Co. KGaA (L)	5,825	244,144
K&S AG (L)	4,893	364,334
SAP AG (L)	33,713	1,451,357
SGL Carbon AG (I)(L)	2,976	87,844

Greece 0.59%		386,200
National Bank of Greece SA	6,145	170,077
OPAP SA	6,995	216,123

Hong Kong 1.10%		722,133
CLP Holdings, Ltd.	37,500	251,487
Esprit Holdings, Ltd.	18,200	115,776
Hang Seng Bank Ltd.	9,400	134,955
Hong Kong & China Gas Co., Ltd.	55,500	112,510
Hong Kong Electric Holdings, Ltd.	20,000	107,405

Ireland 0.11%		69,538
CRH PLC	2,936	69,538

Italy 0.10%		64,489
Intesa Sanpaolo SpA	17,827	64,489

Japan 19.23%		12,631,592
Astellas Pharma, Inc.	8,100	275,353
Bridgestone Corp.	4,700	71,791
Canon, Inc.	14,800	491,363
Central Japan Railway Co.	29	185,853
Chubu Electric Power Co., Inc.	6,500	144,915
Daiichi Sankyo Co., Ltd.	6,400	119,848
Daikin Industries, Ltd.	4,200	129,833
Daito Trust Construction Co., Ltd.	1,800	81,707
Dena Co., Ltd.	13	44,687
East Japan Railway Co.	1,600	95,578
Eisai Co., Ltd.	5,900	201,775
FamilyMart Co., Ltd.	2,300	67,704
Fanuc, Ltd.	2,500	202,029
Fast Retailing Co., Ltd.	4,600	546,524

International Growth Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Japan (continued)
GS Yuasa Corp.	11,000	87,674
Hirose Electric Co., Ltd.	900	100,389
Hisamitsu Pharmaceutical Co., Inc.	3,400	110,393
Honda Motor Co., Ltd.	10,900	316,407
Hoya Corp.	5,900	123,603
INPEX Corp.	19	154,839
Japan Tobacco, Inc.	27	78,033
JGC Corp.	8,000	133,703
Kao Corp.	20,000	440,489
KDDI Corp.	33	172,747
Keyence Corp.	1,300	271,384
Kurita Water Industries, Ltd.	2,600	72,060
Lawson, Inc.	4,700	195,853
Marubeni Corp.	30,000	136,308
Mazda Motor Corp.	29,000	75,537
Mitsubishi Corp.	6,500	123,356
Mitsubishi Heavy Industries, Ltd.	45,000	162,493
Mizuho Financial Group, Inc.	46,300	111,372
Murata Manufacturing Co., Ltd.	1,400	59,886
Nikon Corp.	8,000	120,528
Nintendo Co., Ltd.	1,200	326,008
Nippon Electric Glass Co., Ltd.	9,000	87,450
Nissha Printing Co., Ltd.	1,800	74,715
Nitori Co., Ltd.	3,750	227,536
Nitto Denko Corp.	2,800	78,607
NTT DoCoMo, Inc.	247	369,235
Odakyu Electric Railway Co., Ltd.	18,000	154,375
OJI Paper Co., Ltd.	38,000	177,078
Oriental Land Co, Ltd.	1,400	92,842
Osaka Gas Co., Ltd.	31,000	98,024
Rakuten, Inc. (I)	331	182,031
Resona Holdings, Inc. (L)	8,900	134,612
SANKYO Co., Ltd.	2,000	106,170
Secom Co., Ltd.	1,400	58,346
Seven & I Holdings Co., Ltd.	22,300	539,958
Shimamura Co., Ltd.	700	54,132
Shin-Etsu Chemical Co., Ltd.	9,900	519,436
Shionogi & Co., Ltd.	10,000	197,549
Shiseido Co, Ltd.	6,000	102,620
Softbank Corp.	11,900	217,463
Sumitomo Metal Industries, Ltd.	65,000	176,420
Sumitomo Metal Mining Co., Ltd.	4,000	56,989
Takeda Pharmaceutical Co., Ltd.	16,900	670,234
Terumo Corp.	6,800	285,738
Tohoku Electric Power Co., Inc.	9,200	188,345
Tokio Marine Holdings, Inc.	2,500	73,732
Tokyo Electric Power Co., Inc.	28,800	723,063
Tokyo Gas Co., Ltd.	32,000	117,592
Toshiba Corp.	25,000	94,806
Toyota Motor Corp.	4,400	176,263
Trend Micro, Inc.	5,000	166,089
Tsumura & Co.	2,300	68,637
UNICHARM Corp.	2,700	188,628
Yahoo! Japan Corp.	528	140,855

International Growth Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Netherlands 1.89%		1,238,633
ArcelorMittal	3,652	121,685
Heineken NV	2,664	95,072
Koninklijke (Royal) KPN NV	26,500	348,630
Koninklijke Ahold NV	7,622	92,431
Koninklijke DSM NV	4,703	164,124
Unilever NV (L)	17,380	416,691

Norway 0.47%		312,308
StatoilHydro ASA	10,850	228,577
Yara International ASA	2,540	83,731

Portugal 0.20%		130,057
Portugal Telecom, SGPS, SA	14,462	130,057

Singapore 0.63%		413,572
SembCorp Industries, Ltd.	20,000	43,148
SembCorp Marine, Ltd.	31,000	66,092
Singapore Press Holdings, Ltd.	27,000	55,398
Singapore Telecommunications, Ltd.	119,000	248,934

Spain 3.70%		2,431,293
ACS, Actividades de Construccion y Servicios SA	1,566	81,818
Grifols SA	3,614	65,178
Industria de Diseno Textil SA	5,115	230,849
Mapfre SA (I)	25,625	89,559
Red Electrica Corp. SA	1,463	68,397
Telefonica SA	87,748	1,895,492

Sweden 1.56%		1,026,658
Hennes & Mauritz AB, B Shares	21,495	1,026,658

Switzerland 13.17%		8,651,647
Actelion, Ltd. (I)	5,402	279,461
Compagnie Financiere Richemont SA, BR Shares	9,252	202,533
Geberit AG, ADR	1,000	123,444
Lonza Group AG	1,072	110,839
Nestle SA	59,118	2,148,259
Novartis AG	73,112	2,923,109
Roche Holdings AG	13,729	1,873,480
Swatch Group AG, BR Shares	865	144,183
Swisscom AG	351	103,816
Syngenta AG	1,178	286,778
Synthes AG	4,433	455,745

United Kingdom 22.33%		14,664,760
Admiral Group PLC	10,029	140,021
Anglo American PLC	3,576	104,672
AstraZeneca PLC	29,747	1,240,025
Autonomy Corp. PLC (I)	17,691	443,206
BG Group PLC	69,786	1,278,912
BHP Billiton PLC	3,214	76,996
British American Tobacco PLC	25,310	691,382
British Sky Broadcasting Group PLC	10,118	72,997
Burberry Group PLC	14,937	93,275
Cadbury PLC	10,884	95,133
Capita Group PLC	33,759	391,627

International Growth Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer		Shares	Value

United Kingdom (continued)
Centrica PLC		69,494	276,797
Cobham PLC		34,618	100,198
Diageo PLC		50,160	684,739
Drax Group PLC		12,618	100,584
Game Group PLC		11,844	32,786
GlaxoSmithKline PLC		173,046	2,916,810
HSBC Holdings PLC		30,283	276,563
Imperial Tobacco Group PLC		8,274	215,053
Man Group PLC		26,732	105,880
National Grid PLC		10,300	99,816
Next PLC		9,909	235,729
Petrofac, Ltd.		9,655	103,723
Reckitt Benckiser Group PLC		34,324	1,488,950
Reed Elsevier PLC		45,034	365,581
Rio Tinto PLC		3,159	143,117
Royal Dutch Shell PLC, A Shares		9,497	255,885
Royal Dutch Shell PLC, B Shares		5,806	157,880
Sage Group PLC		22,976	71,099
Scottish & Southern Energy PLC		8,921	168,481
Shire PLC		20,076	278,563
Smith & Nephew PLC		15,918	116,096
Smiths Group PLC		10,454	123,200
Standard Chartered PLC		7,680	156,855
Standard Life PLC		52,706	169,333
Tesco PLC		53,257	315,559
Thomson Reuters PLC		6,178	169,296
Tullow Oil PLC		19,349	312,652
Unilever PLC		7,296	172,048
Vodafone Group PLC		144,786	272,472
Xstrata PLC		13,221	150,769

		Principal
Issuer, description		amount	Value

Short-term investments 5.36%			$3,519,514
(Cost $3,519,514)

Repurchase Agreement 8.60%			5,647,000
Repurchase Agreement with State Street Corp. dated 05/29/2009 at
0.07% to be repurchased at $5,647,033 on 06/01/2009,
collateralized by $5,645,000 Federal Home Loan Bank, 4.05% due
06/20/2013 (valued at $5,764,956, including interest)		$5,647	5,647,000

Cash Equivalents 5.36%			3,519,514

	Interest
Issuer	rate	Shares	Value

Cash Equivalents 5.36%			3,519,514
John Hancock Collateral Investment Trust(T)(W)	0.7339% (Y)	351,951	3,519,514

Total investments (Cost $72,469,558)† 102.11%			$67,064,784

Other assets and liabilities, net (2.11%)			($1,383,213)

Total net assets 100.00%			$65,681,571

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

International Growth Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

ADR American Depositary Receipts

REIT Real Estate Investment Trust

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of May 31, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) The rate shown is the annualized seven-day yeild as of May 31, 2009.

† At May 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $72,469,558. Net unrealized depreciation aggregated $5,404,774, of which $1,459,768 related to appreciated investment securities and $6,864,542 related to depreciated investment securities.

Notes to Portfolio of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), is valued at its net asset value each business day. JHCIT is a floating rate fund investing in high quality money market investments.

Other portfolio securities and assets for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing

Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$6,428,512	$319,649
Level 2 – Other Significant Observable Inputs	60,636,272	(91,233)
Level 3 – Significant Unobservable Inputs		-
Total	$67,064,784	$228,416

• Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, are stated at market value.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. The Fund may receive compensation for lending its securities either in the form of fees and/ or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Repurchase agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at a thrid-party custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Financial instruments

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires the Fund to disclose information to assist investors in understanding how the Fund uses derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133) and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. This disclosure for the period ended May 31, 2009 is presented in accordance with FAS 161 and is included as part of the Notes to the Portfolio of Investments.

Futures

The Fund may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. The Fund uses futures contracts to manage against a decline in the value of securities owned by the Fund due to anticipated interest rate, currency or market changes. In addition, the Fund will use futures contracts for duration management or to gain exposure to a securities market.

An index futures contract (index future) is a contract to buy a certain number of units of the relevant index at a fixed price and specific future date. A Fund may invest in index futures instead of investing in securities directly, while the Fund is seeking to invest in securities directly at favorable terms. In addition, a Fund may invest in index futures in order to maintain the diversity and liquidity of the Fund without incurring the brokerage costs associated with investment in common stocks or to avoid potential market problems that may result from changes in positions held by the Fund.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver such instrument at an agreed upon date for a specified price. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market and the inability of the counterparty to meet the terms of the contract.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the period, the Fund used futures to enhance potential gain, manage duration of the Fund, hedge against anticipated interest rate changes and foreign exchange rates, gain exposure to certain securities markets and short term interest rate and maintain diversity and liquidity of the Fund. The following summarizes the open contracts held as of May 31, 2009:

				Unrealized
		Expiration	Notional	Appreciation
Number of Contracts	Position	Date	Value	(Depreciation)
24	Long	June 09	1,703,128	$ 152,572
52	Long	June 09	533,435	(4,839)
51	Long	June 09	3,380,025	189,363
1	Long	June 09	140,536	7,503
12	Long	June 09	554,057	17,392
4	Short	June 09	462,890	(42,342)
				$319,649

Forward foreign currency contracts
The Fund may enter into foreign currency contracts to manage foreign currency exposure with respect to transaction hedging, position hedging, cross hedging and proxy hedging. In addition, the Fund may enter into forward foreign currency contracts as a part of an investment strategy, in order to gain exposureto a currency, or to shift exposure to foreign currency fluctuation from one currency to another, without purchasing securities denominated in that currency.

Transaction hedging involves entering into a forward currency transaction which generally arises in connection with the purchase or sale of an investment or receipt of income. Position hedging involves entering into a currency transaction with respect to the Fund’s securities denominated or generally quoted in a specific currency. The Fund utilizes currency cross hedging by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or expects to have an exposure. The Fund may engage in proxy hedging in order to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its portfolio securities. Proxy hedging is often used when it is generally difficult to hedge a currency to which the Fund is exposed against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some of the Fund’s securities are (or are expected to be) denominated, and to buy dollars. The amount of the contract would not exceed the market value of the Fund’s portfolio securities denominated in linked currencies.

A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Fund could be exposed to risk if the value of the currency declines in relation to the U.S. dollar. The investment in a particular transaction may be affected unfavorably by factors that affect the subject currencies, including economic, political and legal developments and exchange control regulations that impact the applicable currencies.

Additionally, the Fund could be exposed to counterparty risk if counterparties are unable to meet the terms of the contracts. If a counterparty defaults, the fund will have contractual remedies,

however, there is no assurance that the counterparty will be able to meet their obligations or that the fund will succeed in pursuing contractual remedies. Thus, the Fund assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant these transactions.

During the period, the Fund used forward foreign currency exchange contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. The following summarizes the contracts held as of May 31, 2009:

	Principal	Principal
	Amount	Amount		Unrealized
	Covered by	Covered by		Appreciation
Currency	Contract	Contract (USD)	Settlement Date	(Depreciation)
Buys
Euro	810,883	1,051,334	June 09	$94,790
Euro	810,883	1,051,304	June 09	94,820
Euro	446,000	580,255	June 09	50,134
Euro	835,455	1,079,166	June 09	101,689
Japanese Yen	100,726,725	1,029,454	June 09	28,035
Japanese Yen	188,947,471	1,927,587	June 09	56,097
Japanese Yen	151,876,725	1,551,034	June 09	43,459
New Zealand Dollar	194,745	107,908	June 09	16,669
Pound Sterling	1,233,889	1,868,934	June 09	125,223
Swedish Krona	4,053,000	481,240	June 09	54,336
Swedish Krona	9,649,780	1,117,267	June 09	157,885
Swedish Krona	9,649,780	1,127,044	June 09	148,108
Swedish Krona	2,577,440	330,984	June 09	9,607
Swiss Franc	659,000	566,833	June 09	50,501
Swiss Franc	195,000	176,423	June 09	6,248
				$1,037,601

Sells

Australian Dollar	933,840	656,723	June 09	$ (89,859)
Australian Dollar	1,395,840	980,742	June 09	(135,198)
Canadian Dollar	830, 816	673,817	June 09	(87,324)

Canadian Dollar	1,080,816	877,438	June 09	(112,737)
Euro	2,302,139	3,067,825	June 09	(186,081)
Hong Kong Dollar	3,116,000	402,194	June 09	$135

Norwegian Krone	1,211,365	177,116	June 09	(14,933)
Pound Sterling	318,825	464,118	June 09	(51,153)
Pound Sterling	318,825	462,561	June 09	(52,710)
Pound Sterling	535,825	779,122	June 09	(86,855)
Pound Sterling	318,825	464,754	June 09	(50,517)
Pound Sterling	318,825	464,279	June 09	(50,992)
Pound Sterling	318,825	463,163	June 09	(52,108)
Pound Sterling	463,827	463,827	June 09	(51,444)
Singapore Dollar	318,825	208,607	June 09	(9,110)
Swiss Franc	1,223,781	1,048,458	June 09	(97,948)
				($1,128,834)

Fair value of derivative instruments by risk category
The table below summarizes the fair values of derivatives held by the Fund at May 31, 2009 by risk category:

Derivatives not accounted
for as hedging	Asset
instruments under FAS	Derivatives	Liability Derivatives
133	Fair Value	Fair Value
Interest rate contracts	-	-

Foreign exchange contracts	$ 1,037,737	$ (1,128,969)
Credit contracts	-	-

Equity contracts*	366,830	(47,181)
Total	$1,404,567	$(1,176,150)

* Includes cumulative appreciation/depreciation of futures contracts.

The amounts shown above are included with the amounts presented in the tables under “Futures,” and “Foreign Forward Currency Contracts.”

Risks and uncertainties

Risks associated with foreign investments
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of Funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Growth Fund.

870Q1 5/09
7/09

John Hancock

MUTUAL FUNDS

John Hancock International Allocation Portfolio

QUARTERLY PORTFOLIO HOLDINGS

5.31.2009

International Allocation Portfolio
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Investment Companies 99.94%		$23,087,101
(Cost $33,109,263)

John Hancock Funds 2.06% (g)		476,983
Greater China Opportunities (MFC Global U.S.A.) (f)
	30,694	476,983

John Hancock Funds II 75.70% (g)		17,486,939
Emerging Markets Value (DFA)
	217,928	1,745,602
International Opportunies (Marisco)
	580,225	6,434,696
International Small Company (DFA)
	535,148	3,307,214
International Value (Templeton)
	531,864	5,999,427

John Hancock Funds III 22.18% (g)		5,123,179
International Growth (GMO)
	335,726	5,123,179

Total investments (Cost $33,109,263)† 99.94%		$23,087,101

Other assets and liabilities, net 0.06%		$12,752

Total net assets 100.00%		$23,099,853

Percentages are stated as a percent of net assets.

(f) The subadviser is an affiliate of the adviser and/or the Fund.

(g) The underlying fund's subadviser is shown parenthetically.

† At May 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $35,738,202. Net unrealized depreciation aggregated $12,651,101, of which $12,651,101 related to depreciated investment securities.

Notes to Schedule of Investments (unaudited)

Security valuation
Investments are stated at value as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Investments by the Portfolio in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation policies, as outlined in the underlying funds’ financial statements. Securities held by the Fund and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price.

Valuations change in response to many Factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Portfolio’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 – Quoted Prices	$23,087,101	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$23,087,101	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, are stated at market value.

2

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.A.), Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.

318Q1 5/09
7/09

John Hancock

MUTUAL FUNDS

John Hancock Global Shareholder Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2009

Global Shareholder Yield Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Common stocks 93.28%		$183,530,933
(Cost $201,151,337)

Australia 2.63%		5,178,446
BHP Billiton, Ltd.	27,900	1,569,094
Lion Nathan, Ltd.	143,800	1,356,772
Toll Holdings Ltd.	217,600	1,235,278
Westpac Banking Corp., Ltd.	66,961	1,017,302

Austria 0.47%		932,878
Telekom Austria AG	60,400	932,878

Belgium 2.80%		5,504,216
Anheuser-Busch InBev NV	177,140	2,687,210
Belgacom SA	42,420	1,333,259
Mobistar SA	24,000	1,483,747

Brazil 1.22%		2,400,077
Redecard SA	164,200	2,400,077

Canada 1.68%		3,301,301
Manitoba Telecom Services, Inc.	59,900	1,862,702
Shaw Communications, Inc., Class B	83,100	1,438,599

Finland 0.48%		952,050
Fortum Oyj	38,750	952,050

France 6.86%		13,490,077
Air Liquide SA	26,700	2,483,670
France Telecom SA (L)	137,200	3,354,722
SCOR SE	69,700	1,469,763
Total SA (L)	41,100	2,379,012
Vinci SA (L)	38,300	1,844,010
Vivendi SA	74,200	1,958,900

Germany 2.32%		4,559,799
BASF SE	42,400	1,790,543
RWE AG	33,300	2,769,256

Italy 3.24%		6,365,773
Enel SpA	340,900	2,034,002
Eni SpA SADR	51,100	2,477,328
Terna-Rete Elettrica Nationale SpA	504,600	1,854,443

Netherlands 0.97%		1,903,023
Royal Dutch Shell PLC - A Shares	35,300	1,903,023

Norway 1.25%		2,467,748
StatoilHydro ASA SADR	117,400	2,467,748

Philippines 1.04%		2,035,877
Philippine Long Distance Telephone Co. SADR	42,951	2,035,877

Spain 1.60%		3,153,824
Telefonica SA	146,000	3,153,824

Switzerland 3.38%		6,648,021
Nestle SA	92,600	3,364,945

Global Shareholder Yield Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Switzerland (continued)
Swisscom AG	11,100	$3,283,076

Taiwan 1.56%		3,073,010
Chunghwa Telecom Co. Ltd., ADR	95,066	1,807,205
Far Eastone Telecommunications Co., Ltd.	729,981	843,265
MediaTek, Inc.	34,000	422,540

United Kingdom 14.21%		27,962,932
AstraZeneca PLC SADR	109,400	4,564,168
BP PLC SADR	41,000	2,029,500
British American Tobacco PLC	69,400	1,895,770
Diageo PLC	71,000	3,873,760
Imperial Tobacco Group PLC	142,300	3,698,587
National Grid PLC	312,600	3,029,375
Pearson PLC	180,700	1,912,390
Scottish & Southern Energy PLC	113,200	2,137,877
United Utilities Group PLC	323,463	2,806,560
Vodafone Group PLC	1,070,700	2,014,945

United States 47.57%		93,601,881
Altria Group, Inc.	202,100	3,453,889
Arthur J. Gallagher & Co.	53,000	1,110,350
AT&T, Inc.	129,200	3,202,868
Automatic Data Processing, Inc.	48,000	1,824,480
Avon Products, Inc.	44,800	1,189,888
Ball Corp.	53,500	2,129,300
Bristol-Myers Squibb Co.	110,500	2,201,160
CenturyTel, Inc.	84,500	2,606,825
Chevron Corp.	21,000	1,400,070
ConocoPhillips	33,200	1,521,888
Davita, Inc. (I)	21,000	947,310
Diamond Offshore Drilling, Inc.	22,500	1,896,300
Duke Energy Corp.	202,000	2,858,300
E.I. Du Pont de Nemours & Co.	49,500	1,409,265
Emerson Electric Co.	61,900	1,986,371
Exxon Mobil Corp.	25,400	1,761,490
Frontier Communications Corp.	129,600	943,488
Genuine Parts Co.	60,700	2,032,236
H.J. Heinz Co.	40,700	1,488,806
Honeywell International, Inc.	80,600	2,672,696
International Flavors & Fragrances, Inc.	31,900	1,017,610
Johnson & Johnson	50,100	2,763,516
Kimberly-Clark Corp.	19,200	996,288
Kinder Morgan Energy Partners LP	41,600	2,127,424
Kraft Foods, Inc., Class A	78,900	2,060,079
Lorillard, Inc.	45,900	3,136,347
McDonald's Corp.	33,800	1,993,862
Merck & Co., Inc.	65,700	1,812,006
Microsoft Corp.	134,800	2,815,972
New York Community Bancorp, Inc.	76,900	850,514
Nicor, Inc.	38,400	1,207,680
NiSource, Inc.	132,900	1,420,701
NSTAR	52,600	1,581,682
NYSE Euronext	48,000	1,440,000
OGE Energy Corp.	57,400	1,482,068
ONEOK, Inc.	29,800	873,140

Global Shareholder Yield Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer		Shares	Value

United States (continued)
Oracle Corp.		48,200	$944,238
Paychex, Inc.		34,500	944,265
Philip Morris International, Inc.		75,300	3,210,792
Progress Energy, Inc.		55,400	1,967,254
Reynolds American, Inc.		20,800	831,376
Rockwell Collins, Inc.		53,600	2,273,712
SCANA Corp.		65,200	1,957,304
Southern Co.		81,600	2,318,256
SUPERVALU, Inc.		90,900	1,508,940
Teco Energy, Inc.		98,700	1,107,414
Vectren Corp.		44,900	1,021,475
Ventas, Inc., REIT		32,900	998,844
Verizon Communications, Inc.		109,300	3,198,118
Waste Management, Inc.		53,000	1,462,270
Westar Energy, Inc.		46,200	824,670
WGL Holdings, Inc.		27,100	805,412
Windstream Corp.		239,200	2,011,672

		Par Value
Issuer, description, maturity date		(000)	Value

Short-term investments 8.50%			$16,725,590
(Cost $16,725,590)

Repurchase agreements 5.62%			11,055,000
Repurchase Agreement with State Street Corp. dated 5-29-09 at
0.07% to be repurchased at $11,055,064 on 6-1-09, collateralized by $11,045,000 Federal Home Loan Bank 4.05% due 6-20-13
(valued at $11,279,706, including interest)		$11,055	11,055,000

	Interest
	rate	Shares

Cash Equivalents 2.88%			5,670,590
John Hancock Collateral Investment Trust(T)(W)	0.7339% (Y)	5,670,590	5,670,590

Total investments (Cost $217,876,927)† 101.78%			$200,256,523

Other assets and liabilities, net (1.78%)			($3,506,906)

Total net assets 100.00%			$196,749,617

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

The Fund had the following five top industry concentrations as of May 31, 2009 (as a percentage of total net assets):

Utilities	17.79%
Consumer staples	17.66%
Telecommunication services	17.32%
Financials	12.00%
Energy	10.15%

ADR American Depositary Receipts

REIT Real Estate Investment Trust

SADR Sponsored American Depositary Receipts

Global Shareholder Yield Fund
Securities owned by the Fund on
May 31, 2009 (Unaudited)

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of May 31, 2009.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) The rate shown is the annualized seven-day yield as of May 31, 2009.

† At May 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $220,006,199. Net unrealized depreciation aggregated $19,749,676, of which $5,811,920 related to appreciated investment securities and $25,561,596 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), is valued at its net asset value each business day. JHCIT is a floating rate fund investing in high quality money market instruments.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

5

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 – Quoted Prices	$127,701,554	-
Level 2 – Other Significant Observable Inputs	72,554,969	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$200,256,523	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, are stated at market value.

Repurchase agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. The Fund may receive compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Foreign currency translation
The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

6

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/ or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Risk and uncertainties
Risks associated with foreign investments
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Epoch Investment Partners, Inc.
640 Fifth Avenue, 18th Floor
New York, NY 10019

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.

320Q1 5/09
7/09

MUTUAL FUNDS

John Hancock Classic Value Mega Cap Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2009

Classic Value Mega Cap
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer	Shares	Value

Common stocks 97.24%		$3,406,499
(Cost $3,596,030)

Advertising 2.83%		99,125
Omnicom Group, Inc.	3,250	99,125

Aerospace & Defense 9.92%		347,543
Boeing Co.	2,725	122,216
L-3 Communications Holdings, Inc.	1,300	95,563
Northrop Grumman Corp.	2,725	129,764

Asset Management & Custody Banks 2.58%		90,444
Franklin Resources, Inc.	1,075	71,864
State Street Corp.	400	18,580

Communications Equipment 6.00%		210,168
Alcatel-Lucent, SADR (I)	42,125	106,997
Motorola, Inc.	17,025	103,171

Computer Hardware 2.98%		104,220
Dell, Inc. (I)	9,000	104,220

Consumer Finance 1.92%		67,210
Capital One Financial Corp.	2,750	67,210

Diversified Capital Markets 4.13%		144,664
UBS AG (I)	9,625	144,664

Diversified Financial Services 5.22%		182,735
Bank of America Corp.	6,025	67,902
Citigroup, Inc. (L)	14,750	54,870
JPMorgan Chase & Co.	1,625	59,963

Electronic Manufacturing Services 2.89%		101,389
Tyco Electronics, Ltd.	5,837	101,389

Health Care Distributors 4.87%		170,706
Cardinal Health, Inc.	4,775	170,706

Health Care Equipment 4.43%		155,296
Boston Scientific Corp. (I)	11,900	111,860
Zimmer Holdings, Inc. (I)	975	43,436

Home Improvement Retail 0.96%		33,582
Home Depot, Inc.	1,450	33,582

Industrial Conglomerates 1.15%		40,366
Tyco International, Ltd.	1,462	40,366

Integrated Oil & Gas 3.22%		112,612
BP PLC, SADR	2,275	112,612

Investment Banking & Brokerage 2.34%		81,864
Morgan Stanley	2,700	81,864

Life & Health Insurance 3.04%		106,312
MetLife, Inc.	3,375	106,312

Classic Value Mega Cap
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Issuer		Shares	Value

Managed Health Care 3.23%			113,227
Aetna, Inc.		1,750	46,865
WellPoint, Inc. (I)		1,425	66,362

Movies & Entertainment 3.60%			126,137
Time Warner, Inc.		2,475	57,964
Viacom, Inc. (Class B) (I)		3,075	68,173

Multi-Utilities 3.52%			123,336
Sempra Energy		2,700	123,336

Oil & Gas Exploration & Production 3.07%			107,432
Apache Corp.		1,275	107,432

Oil & Gas Refining & Marketing 1.96%			68,788
Valero Energy Corp.		3,075	68,788

Packaged Foods & Meats 2.72%			95,302
Kraft Foods, Inc. (Class A)		3,650	95,302

Personal Products 2.48%			86,984
Avon Products, Inc.		3,275	86,984

Pharmaceuticals 3.89%			136,316
Johnson & Johnson		1,100	60,676
Schering-Plough Corp.		3,100	75,640

Property & Casualty Insurance 7.60%			266,267
ACE, Ltd.		1,750	76,982
Allstate Corp.		5,700	146,661
Chubb Corp.		1,075	42,624

Regional Banks 1.07%			37,579
PNC Financial Services Group, Inc.		825	37,579

Systems Software 5.62%			196,895
CA, Inc.		5,075	88,559
Microsoft Corp.		5,186	108,336

Issuer, description		Shares	Value

Preferred Stocks 1.32%			$46,294
(Cost $33,987)

Diversified Financial Services 1.32%			46,294
Citigroup, Inc., 8.125%,
Ser AA		2,111	46,294

	Interest
Issuer	rate	Shares	Value

Short-term investments 1.50%			$52,500
(Cost $52,500)

Cash Equivalents 1.50%			52,500
John Hancock Collateral Investment Trust (T)(W)	0.7339% (Y)	5,250	52,500

Classic Value Mega Cap
Securities owned by the Fund on
May 31, 2009 (Unaudited)

Total investments (Cost $3,682,517)† 100.06%	$3,505,293

Other assets and liabilities, net (0.06%)	($2,101)

Total net assets 100.00%	$3,503,192

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of May 31, 2009.

(T) Represents investment of securities lending collateral.

(W) The investment is an affiliate of the Fund, the adviser and/or subadviser.

(Y) The rate shown is the annualized seven-day yield, as of May 31, 2009.

† At May 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $4,587,057. Net unrealized depreciation aggregated $1,081,764, of which $262,589 related to appreciated investment securities and $1,344,353 related to depreciated investment securities.

Notes to the schedule of investments (unaudited)

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by John Hancock Advisers, LLC, an affiliate of John Hancock Investment Management Services, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), is valued at its net asset value each business day. JHCIT is a floating rate fund investing in high quality money market instruments.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions, and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing

Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 – Quoted Prices	$3,505,293	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$3,505,293	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, are stated at market value.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. The Fund may receive compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Risk and uncertainties
Sector risk — financial services
The Fund may focus its investments in a particular industry, sector of the economy or invest in a limited number of companies. The focus is closely tied to a single sector of the economy which may cause the Fund to underperform other sectors. Specifically, financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, this may make the Fund’s value more volatile and investment values may rise and fall more rapidly than a fund that is less focused.

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Pzena Investment Management, LLC
120 West 45th Street, 20th Floor
New York, NY 10036

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Mega Cap Fund.

322Q1 5/09
7/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: July 15, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: July 15, 2009